[GRAPHIC:  Photo of rowers]                  Nations
                                             Tax Exempt Fund

                                             Nations
                                             Treasury Fund

                                             Nations
                                             Government Money
                                             Market Fund

                                             Nations Prime Fund





MONEY
MARKET FUNDS

ANNUAL REPORT FOR THE YEAR
ENDED MARCH 31, 2000


                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           As we report on the past 12 months ending March 31, 2000, we need to remind ourselves of two major investment tenets -- diversification and investing for the long term. Keep these points in mind as we take a look back at the past year and where we are today.

                           THE YEAR IN REVIEW
                           For most of 1999, the threat of Y2K was on everyone's minds. Many companies in the U.S. and around the world went to great lengths to make sure that computer systems were compliant and ready to "squash" the Y2K bug. Fortunately, we entered the 21st century relatively unscathed. But in the months that led up to the year 2000 and in the first quarter of the new year, the markets have put on quite a show. We've seen an unusual level of volatility and it doesn't look like things are going to calm down any time soon.

                           While large-company stocks continued to perform well in 1999 and into 2000, markets began to broaden with small and mid-size company stocks staging turnarounds and actually outperforming large-company stocks. The Standard & Poor's 500 Composite Stock Price Index was up 17.94% for the 12 months ending March 31, 2000, while the S&P MidCap 400 Index and Russell 2000 Index were up 38.20% and 37.29%, respectively.* Value stocks also regained some ground during the period after several quarters of underperformance versus growth stocks.

                           International markets also showed new life in 1999 and into 2000, especially in Asia where it's been a long recovery since the Asian "malaise" began in 1997. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index gained 25.09% for the 12 months ending March 31, 2000, thanks in large part to the economic recovery in Japan.**

                           MARKET MAYHEM
                           As of late, we have witnessed wild swings in the U.S. stock markets, setting new milestones for one-day gains and losses. It's a tumultuous time in the markets and now, more than ever, it's important to remember that one key to a successful investment strategy is diversification. Investing in a number of sectors allows you to take advantage of those sectors that are in favor today, and those that may be in favor tomorrow. And, as shown by how quickly the markets have rebounded from these dramatic highs and lows, you need to remember to stay focused on long-term goals. Investing takes discipline and a conviction to hold true to your long-term objectives. As we've said before, investors that took themselves out of the market based on short-term volatility and Y2K fears lost out on potential gains in their investments during that time and face possible tax implications and fees as a result of their withdrawal. It's true that over the long term, the market has trended upward. While there is no assurance that this trend will continue, the advantages of long-term investing are clear.

                           *The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Standard & Poor's MidCap 400 Index is a market-value weighted index that measures the market value of 400 domestic stocks chosen for market size, liquidity, and industry representation. It is unmanaged and unavailable for investment. The Russell 2000 Index is an unmanaged capitalization-weighted index that tracks the performance of 2000 small company stocks. It is unavailable for investment.

                           **The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index that tracks stocks traded in twenty countries in Europe, Australia, and the
                           Far East. It is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           At Nations Funds, we firmly believe in the value of advice, especially in times of uncertainty. An investment professional can keep you abreast of current market conditions and work with you to determine the best strategy for surviving short-term volatility and successfully reaching your long-term goals.

                           WHAT'S NEW AT NATIONS FUNDS
                           In its continuing effort to provide world-class investment management, Bank of America reorganized a number of internal investment management units into Banc of America Capital Management, Inc. (BACAP). Focusing on both equity and fixed income funds, this Nations Funds Manager of Distinction(SM) is responsible for the portfolio management of more than 40 Nations Funds. This entity was developed to synergize research and investment capabilities into a premier investment management organization. And the media has taken notice. You may have seen BACAP investment professionals regularly featured on programs on CNBC and CNNfn. When the media looks to the industry for expert analysis, they are now turning regularly to the investment professionals of BACAP.

                           In addition to the changes at BACAP, we enhanced our investment management expertise with the addition of MacKay Shields LLC as our newest Manager of Distinction to manage Nations High Yield Bond Fund, which debuted in February. The Fund rounds out our line of fixed income fund offerings. On the equity side, we launched a new Fund for a new era -- Nations Marsico 21st Century Fund. This latest offering managed by Marsico Capital Management, LLC is positioned to invest in companies of any size that are changing the way the world does business.

                           Not only are new products important to us. Quality shareholder service continues to be of utmost importance. We were recognized by DALBAR, Inc. -- an independent evaluator of customer service in the mutual fund industry -- with the 1999 Mutual Fund Service Award. This award was given to us in recognition of our commitment to provide shareholders with the highest level of client service in the mutual fund industry. We will strive to maintain this level of excellence throughout 2000 and beyond.

                           We are excited about our growth over the past year and the opportunities ahead of us. Should you have any questions or comments on your annual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /s/ Robert H. Gordon
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, INC.

                           March 31, 2000

TABLE OF CONTENTS

                                     NATIONS FUNDS SPECTRUM                                          2

                                     ECONOMIC OVERVIEW                                               3

                                     FINANCIAL STATEMENTS
                                     Statement of net assets                                         5
                                       Nations Tax Exempt Fund                                       5
                                       Nations Treasury Fund                                        21
                                       Nations Government Money Market Fund                         23
                                       Nations Prime Fund                                           24
                                     Statements of operations                                       28
                                     Statements of changes in net assets                            30
                                     Statement of cash flows                                        32
                                     Schedules of capital stock activity                            33
                                     Financial highlights                                           36
                                     Notes to financial statements                                  44

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc., is a well-respected
                                CUSTOMER SERVICE                       research firm that measures
                                                                       customer service levels and
                                IN RECOGNITION OF ITS COMMITMENT TO    establishes benchmarks in the
                                PROVIDE SHAREHOLDERS WITH THE          financial services industry.
                                HIGHEST LEVEL OF CUSTOMER SERVICE
                                IN THE MUTUAL FUND INDUSTRY,
                                NATIONS FUNDS RECEIVED THE DALBAR
                                MUTUAL FUND SERVICE AWARD IN 1999.
                            ------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS
As of March 31, 2000


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Investment Grade Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


DOMESTIC EQUITY FUNDS
GROWTH FUNDS
Nations Small Company Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Disciplined Equity Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL FUNDS
Nations Emerging Markets Fund
Nations International Growth Fund
Nations International Equity Fund
Nations International Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations LargeCap Index Fund
     Nations Managed Index Fund
     Nations SmallCap Index Fund
     Nations Managed SmallCap Value Index Fund
     Nations Managed Value Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

ECONOMIC OVERVIEW
BANC OF AMERICA CAPITAL MANAGEMENT*

                           THE YEAR IN REVIEW

                           Both the U.S. economy and stock market scored impressive performances in the year ended March 31, 2000. Our economy launched an unprecedented tenth year of expansion, marking the longest upswing in American history. And the stock market's continued climb reflected favorable short-term fundamentals and a long-term revolution in technology and communications.

                           In the year ended March 31, the Standard & Poor's 500 Composite Stock Price Index advanced by 16.5%. While investors turned in March to some of those economic sectors largely overlooked in the rush to technology, the Nasdaq Composite Index still sparkled with an 86% advance for the past 12 months. A renewed interest in smaller-capitalization stocks also drove the Russell 2000 Index 36% higher as of March 31.**

                           During the past year, U.S. real GDP (gross domestic product) expanded an estimated 5%, while inflation remained subdued. Despite a near tripling in oil costs, consumer prices increased by only 2.4%. Two primary forces deserve credit for this nearly flawless performance. First, U.S. economic policies have spawned an environment conducive to non-inflationary growth. These policies include deficit reduction, monetary discipline, deregulation and free foreign trade. Second, a once-in-a-century wave of innovation has sparked large gains in productivity through advances in the internet, computers and information sharing. These advances in output per hour have restrained inflation and helped companies achieve double-digit profit gains.

                           Economic and stock market advances have continued despite five interest rate hikes enacted by the Federal Reserve Board (the Fed) over the past year. Three of those increases simply reversed the easings triggered by Russia's crisis in 1998. The last two advances in the Federal Funds Rate have restored the monetary target to the 6.0% level of 1995. The Fed is attempting to achieve a tempered and sustainable economic growth rate consistent with an ongoing low rate of inflation.

                           The long-term bond market appears confident that the Fed will succeed. The yield on 30-year U.S. Treasury bonds slid below 6.0% by the end of March 2000, reflecting in part the conviction that economic growth will ultimately moderate and that inflation will stay in check. In addition, the Treasury's decision to buy back $30 billion in government debt because of the emergence of sizable federal budget surpluses has been a major force pushing long-term Treasury bond yields lower.

                           *Banc of America Capital Management is the investment management group of Bank of America, N.A.
                           and includes Banc of America Capital Management, Inc., investment sub-adviser to many Nations Funds, and other non-bank affiliates of Bank of America.

                           **The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                           The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular
                           Nasdaq market as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           The Russell 2000 Index is an unmanaged,
                           capitalization-weighted index that tracks the performance of
                           2000 small company stocks. It is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ECONOMIC OVERVIEW CONTINUED...

                           The past 12 months have also witnessed the emergence of a global recovery. Much of Asia has rebounded smartly from the scourge of devaluations that began in 1997. Japan's economy has continued to struggle but appears to be on a modest upward track. The new "Eurozone" has moved forward, although growth has been moderate. Even Russia has begun to emerge from the turmoil of 1998. Finally, while parts of Latin America -- such as Venezuela and Argentina -- continue to struggle, Brazil appears to have turned the corner and Mexico has prospered.

                           The major non-event of the year turned out to be the "Y2K" date change. Although computer failures could have wreaked havoc on financial markets and the global economy, extensive investment and preparation by the technology-dependent countries allowed markets to celebrate the new year with barely a hiccup.

                           THE YEAR AHEAD
                           Look for the U.S. economy to continue its expansion during the coming year, with no recession looming on the horizon. We forecast growth to moderate, however, to 3.5% or less over the course of the next 12 months. This pace will be more consistent with a long-term sustainable trend.

                           Inflation should remain constrained. Although low unemployment may cause additional upward pressure on wages and benefits, productivity gains should offset much of that increase. Meanwhile, a step-up in production by oil producing countries should cause energy prices to subside from the peaks reached in early 2000.

                           We also anticipate one or two more interest rate hikes from the Fed as monetary authorities attempt to rein in growth and ensure that the economy does not overheat. Long-term interest rates have already largely incorporated expectations of such additional tightening.

                           The stock market has displayed extreme volatility recently, and large swings are likely to continue. Strong profit growth and moderate interest rates should support a further rise in overall stock prices during the coming year. However, general gains of more than 10% should be more difficult to achieve, especially as the surge in the technology sector has tended to overstate some of the general strength in the market.

                           While the long-term fundamentals underpinning the technology sector remain compelling, a reallocation in portfolios generally has begun. Investors have started to switch from internet, communications, and biotechnology stocks with very high valuations to other market segments with much lower price-to-earnings ratios***. We think this rebalancing of the market is healthy, especially as it involves some broadening in its strength to encompass the financial, consumer noncyclical and industrial sectors of the market. Also, look for investors to continue to discern between internet and other new firms that are likely to be long-term survivors and those that have set up shop with only a concept and a promise.

                           LYNN REASER, PH.D.
                           CHIEF ECONOMIST
                           BANC OF AMERICA CAPITAL MANAGEMENT

                           March 31, 2000

                           ***The price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power.

                           Source for all statistical data -- Banc of America Capital Management.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.9%
            ALABAMA -- 2.3%
$  8,265    Alabama Housing Finance Authority
              Multi-Family Housing Revenue
              Refunding, (Rime Village
              Apartments - Hoover Project)
              Series 1996A, (FNMA Collateral
              Agreement),
              3.900% 06/15/26**#................  $    8,265
  10,775    Alabama Housing Finance Authority
              Multi-Family Housing Revenue
              Refunding, (Rime Village
              Apartments - Huntsville Project)
              Series 1996B, (FNMA Collateral
              Agreement),
              3.900% 06/15/26**#................      10,775
   1,380    Birmingham, Alabama Industrial
              Development Board IDR, (Avondale
              Commerce - Phase III Project)
              Series 1991, (AmSouth Bank N.A.
              LOC),
              4.250% 06/01/00**.................       1,380
   5,300    Columbia, Alabama Industrial
              Development Board PCR, (Alabama
              Power Company Project) Series
              1995A,
              3.950% 05/01/22**.................       5,300
   2,100    Gadsen, Alabama Industrial
              Development Board IDR, (Keystone
              Foods Corporation Project) Series
              1989, AMT, (Bank of Scotland LOC),
              4.100% 05/01/04**#................       2,100
   6,150    Gadsen, Alabama Industrial
              Development Board PCR Refunding,
              (Alabama Power Company Project)
              Series 1994,
              4.000% 06/01/15**.................       6,150
     560    Homewood, Alabama Industrial
              Development Board Revenue
              Refunding, (Keebler Company
              Project) Series 1993, (Bank of
              Nova Scotia LOC),
              4.000% 11/01/04**.................         560
   9,455    Mobile, Alabama ASMS Public
              Educational Building Authority
              Revenue, (Alabama High School Math
              and Science Foundation Project)
              Series 1997, (AmSouth Bank of
              Alabama LOC),
              4.000% 07/01/22**.................       9,455
   2,300    Northern Alabama Pollution Control
              Environmental Improvement
              Authority PCR, (Reynolds Metals
              Company Project) Series 1985,
              (Bank of Nova Scotia LOC),
              4.100% 12/01/00**.................       2,300
   5,850    Phenix County, Alabama Industrial
              Development Board Environmental
              Improvement Revenue, (Georgia
              Kraft Company Project) Series
              1985, (Deutsche Bank A.G. LOC),
              3.950% 12/01/15**.................       5,850

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ALABAMA -- (CONTINUED)
$  2,280    Phenix County, Alabama Industrial
              Development Board Environmental
              Improvement Revenue, (Mead Coated
              Board, Inc. Project) Series 1993A,
              AMT, (Toronto Dominion Bank LOC),
              4.100% 06/01/28**.................  $    2,280
   1,600    Phenix County, Alabama Industrial
              Development Board Environmental
              Improvement Revenue, (Mead Coated
              Board, Inc. Project) Series 1996,
              AMT, (Hypo Vereinsbank LOC),
              4.100% 03/01/31**.................       1,600
                                                  ----------
                                                      56,015
                                                  ----------
            ARIZONA -- 1.2%
  20,200    Apache County, Arizona Industrial
              Development Authority Revenue,
              (Tucson Electric Power Company
              Project) Series 1983B, (Bank of
              New York LOC),
              3.900% 12/15/18**.................      20,200
   5,100    Casa Grande, Arizona Industrial
              Development Authority Revenue
              Refunding, (Mayville Metal
              Products Project) Series 1998,
              (Toronto Dominion Bank LOC),
              3.900% 07/01/15**#................       5,100
   3,700    Goodyear, Arizona Industrial
              Development Authority IDR, (Walle
              Corporation Project) Series 1995,
              AMT, (Bank One Kentucky, N.A.
              LOC),
              4.100% 05/01/15**#................       3,700
                                                  ----------
                                                      29,000
                                                  ----------
            ARKANSAS -- 0.4%
   6,300    Little Rock, Arkansas Metrocentre
              District Number 1 Improvement
              Revenue, (Little Rock Newspapers,
              Inc. Project) Series 1985, (Bank
              of New York LOC),
              4.050% 12/01/25**#................       6,300
   3,250    Lowell, Arkansas IDR, (Little Rock
              Newspapers, Inc. Project) Series
              1996, AMT, (Bank of New York LOC),
              4.000% 06/01/31**#................       3,250
                                                  ----------
                                                       9,550
                                                  ----------
            CALIFORNIA -- 2.4%
  19,725    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue Refunding, Sr. Lien,
              Series 1992A-1, (SLMA Guarantee),
              Mandatory Put Bond 07/01/00,
              3.500% 10/01/02...................      19,725
  19,000    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue, Sr. Lien, Series 1992A-2,
              (SLMA Guarantee), Mandatory Put
              Bond,
              3.180% 04/01/00...................      19,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  1,000    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (American
              Airlines - Los Angeles
              International Airport Project)
              Series 1984C, (Wachovia Bank of
              Georgia LOC),
              4.100% 12/01/24**.................  $    1,000
   1,400    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (American Airlines,
              Inc. Project) Series 1984A,
              (Wachovia Bank of Georgia LOC),
              4.100% 12/01/24**.................       1,400
   3,700    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (American Airlines,
              Inc. Project) Series 1984B,
              (Wachovia Bank of Georgia LOC),
              4.100% 12/01/24**.................       3,700
     700    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (LAX Two
              Corporation - Los Angeles
              International Airport Project)
              Series 1985, (Societe Generale
              LOC),
              4.100% 12/01/25**.................         700
  13,000    Los Angeles, California Regional
              Airports Improvement Corporation
              Terminal Facilities Revenue, (LAX
              Two Corporation - Los Angeles
              International Airport Project)
              Series 1989, AMT, (Societe
              Generale LOC),
              4.100% 12/01/25**.................      13,000
                                                  ----------
                                                      58,525
                                                  ----------
            COLORADO -- 2.7%
   3,500    Denver City and County, Colorado
              Airport Revenue, Series 1992F,
              AMT, (Dexia Credit Local de France
              LOC),
              3.950% 11/15/25**.................       3,500
   5,000    Denver City and County, Colorado
              Airport Revenue, Series 1992G,
              AMT, (Dexia Credit Local de France
              LOC),
              3.950% 11/15/25**.................       5,000
   5,305    El Paso County, Colorado
              Multi-Family Housing Revenue
              Refunding, (Briarglen Apartments
              Project) Series 1995, (FHLMC
              Guarantee),
              3.850% 12/01/24**#................       5,305
  51,500    Moffat County, Colorado PCR,
              (Tri-State Colorado - Utah
              Electric Cooperative Project)
              Series 1984, (AMBAC Insured,
              Societe Generale SBPA),
              3.950% 07/01/10**.................      51,500
                                                  ----------
                                                      65,305
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            DELAWARE -- 2.1%
$ 14,500    Delaware State Economic Development
              Authority Hospital Billing
              Revenue, Series 1985, (MBIA
              Insured, Morgan Stanley SBPA),
              3.900% 12/01/15**.................  $   14,500
   9,650    Delaware State Economic Development
              Authority Hospital Billing
              Revenue, Series 1985B, (MBIA
              Insured, Morgan Stanley SBPA),
              3.900% 12/01/15**.................       9,650
  13,650    Delaware State Economic Development
              Authority Hospital Billing
              Revenue, Series 1985C, (AMBAC
              Insured, Morgan Stanley SBPA),
              3.900% 12/01/15**.................      13,650
  10,000    Delaware State Economic Development
              Authority IDR, (Star Enterprise -
              Delaware Clean Power Project)
              Series 1997B, AMT, (Canadian
              Imperial Bank of Commerce LOC),
              4.000% 08/01/29**.................      10,000
   2,300    Delaware State Economic Development
              Authority IDR, (Star Enterprise -
              Delaware Clean Power Project)
              Series 1997C, AMT, (Canadian
              Imperial Bank of Commerce LOC),
              3.990% 08/01/29**.................       2,300
                                                  ----------
                                                      50,100
                                                  ----------
            FLORIDA -- 1.5%
  11,790    Broward County, Florida Housing
              Finance Authority Multi-Family
              Housing Revenue, (Harbour Town
              Project) Series 1999 PT-1166,
              (Merrill Lynch SBPA Guarantee),
              4.090% 12/01/25**#(++)............      11,790
   6,300    Dade County, Florida Special
              Revenue, (Youth Fair and
              Exposition Project) Series 1995,
              (SunTrust Bank of Central Florida
              LOC),
              3.950% 08/01/15**.................       6,300
   3,645    Manatee County, Florida Housing
              Finance Authority Multi-Family
              Mortgage Revenue, (Hampton Court
              Project) Series 1989A, (Credit
              Suisse First Boston LOC),
              3.900% 06/01/07**#................       3,645
  11,900    Miami, Florida Health Facilities
              Authority Health Facilities
              Revenue, (Miami Jewish Home and
              Hospital Project) Series 1996,
              (SunTrust Bank Miami LOC),
              3.950% 12/01/16**#................      11,900
   2,750    St. Lucie County, Florida IDR
              Refunding, (Florida Convalescent
              Centers Project) Series 1988,
              (Toronto Dominion Bank LOC),
              4.100% 01/01/11**.................       2,750
                                                  ----------
                                                      36,385
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- 8.2%
$ 12,790    Albany-Dougherty, Georgia Payroll
              Development Authority PCR
              Refunding, (Philip Morris
              Companies, Inc. Project) Series
              1992,
              4.050% 10/01/05**#................  $   12,790
   5,300    Bibb County, Georgia, Development
              Authority Revenue, (First
              Presbyterian Day School Project)
              Series 1999, (SunTrust Bank of
              Georgia LOC),
              3.950% 05/01/19**#................       5,300
  10,400    Clayton County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (Southern Regional
              Medical Center Project) Series
              1998B, (SunTrust Bank LOC),
              3.950% 08/01/19**#................      10,400
   3,380    Clayton County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Village Rouge
              Apartments Project) Series 1990C,
              (FSA Insured, Societe Generale
              SBPA),
              3.900% 01/01/21**.................       3,380
   1,965    Cobb County, Georgia IDR,
              (Datagraphic Inc. Project) Series
              1990, AMT, (SouthTrust Bank of
              Alabama LOC),
              3.950% 05/01/05**.................       1,965
   3,500    Cobb County, Georgia Residential
              Care Facilities for the Elderly
              Authority, (North Georgia
              Presbyterian Homes, Inc. Project)
              Series 1993, (SunTrust Bank LOC),
              3.950% 08/01/18**#................       3,500
  14,800    Cobb-Marietta, Georgia Coliseum and
              Exhibit Hall Authority Revenue,
              Jr. Lien, Series 1996A, (MBIA
              Insured, Canadian Imperial Bank of
              Commerce SBPA),
              3.900% 10/01/26**#................      14,800
   2,985    College Park, Georgia Business and
              Industrial Development Authority
              Revenue Refunding, (College Park
              Association Project) Series 1997,
              (Bank of New York LOC),
              3.900% 06/01/14**#................       2,985
   2,250    Columbus, Georgia Housing Authority
              Multi-Family Housing Revenue
              Refunding, (Quail Ridge Project)
              Series 1988, (Columbus Bank &
              Trust LOC),
              4.200% 02/01/05**#................       2,250
   3,085    Columbus, Georgia Industrial and
              Port Development Commission
              Revenue Refunding, (Parisian, Inc.
              Project) Series 1995, (Columbus
              Bank & Trust LOC),
              4.300% 04/01/07**#................       3,085

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  4,280    DeKalb County, Georgia Development
              Authority Industrial Educational
              Revenue, (Catholic School
              Properties, Inc. Project) Series
              1999, (Wachovia Bank, N.A. LOC),
              3.950% 04/01/24**.................  $    4,280
   7,115    DeKalb County, Georgia Development
              Authority Revenue, (American
              Cancer Society, Inc. Project)
              Series 1988, (SunTrust Bank LOC),
              3.950% 05/01/13**#................       7,115
   3,160    DeKalb County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (DeKalb Medical
              Center, Inc. Project) Series 1994,
              (SunTrust Bank LOC),
              3.950% 09/01/09**#................       3,160
   4,400    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook
              Project) Series 1995, (FNMA
              Collateral Agreement),
              3.900% 06/15/25**.................       4,400
   5,430    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Haystack Apartments
              Project) Series 1995, AMT,
              (General Electric Capital
              Corporation Guarantee),
              4.100% 12/01/20**#................       5,430
   6,875    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Stone Mill Run
              Apartments Project) Series 1995A,
              AMT, (First Tennessee Bank, N.A.
              LOC),
              4.000% 08/01/27**.................       6,875
   5,300    DeKalb County, Georgia Industrial
              Development Authority IDR, (A.G.
              Rhodes Home Inc. Project) Series
              1996, (SunTrust Bank LOC),
              3.950% 03/01/21**#................       5,300
   5,250    DeKalb County, Georgia Industrial
              Development Authority IDR,
              (Radiation Sterilizers Inc.
              Project) Series 1985, (Comerica
              Bank LOC),
              3.950% 03/01/05**#................       5,250
   5,000    Floyd County, Georgia Development
              Authority University and College
              Improvement Revenue, (Berry
              College, Inc. Project) Series
              1999, (Sun Trust Bank LOC),
              3.950% 03/01/24**.................       5,000
  12,500    Fulton County, Georgia Development
              Authority Revenue, (Robert W.
              Woodruff Arts Center Project)
              Series 1993, (Wachovia Bank of
              Georgia LOC),
              3.950% 08/01/18**#................      12,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  3,000    Fulton County, Georgia Development
              Authority Revenue, (Spelman
              College Project) Series 1996,
              (SunTrust Bank LOC),
              3.950% 06/01/16**#................  $    3,000
   2,400    Greene County, Georgia Industrial
              Development Authority IDR,
              (Chipman-Union, Inc. Project)
              Series 1995A, AMT, (SunTrust Bank
              LOC),
              4.050% 03/01/05**#................       2,400
   7,500    Gwinnett County, Georgia Industrial
              Development Authority IDR, (United
              Stationers Company Project) Series
              1990, (PNC Bank of Ohio, N.A.
              LOC),
              4.000% 12/31/02**#................       7,500
   5,800    Gwinnett County, Georgia Industrial
              Development Authority IDR, (Volvo
              of America Corporation Project)
              Series 1986, AMT, (UBS AG LOC),
              4.100% 08/01/06**.................       5,800
   3,000    Henry County, Georgia Development
              Authority Revenue Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1993, (SunTrust
              Bank LOC),
              3.950% 05/01/04**#................       3,000
   7,640    Marietta, Georgia Housing Authority
              Multi-Family Revenue, (Franklin
              Walk Apartments Project) Series
              1990, (Wachovia Bank LOC),
              3.900% 01/01/32**.................       7,640
   1,000    Newton County, Georgia Industrial
              Development Authority IDR, (H.B.
              Fuller Company Project) Series
              1984, (Commerzbank A.G. LOC),
              4.050% 12/01/04**.................       1,000
   7,000    Private Colleges and University
              Authority Revenue, (Emory
              University Project) Series 1999C,
              3.800% 11/01/03**.................       7,000
   8,200    Putnam County, Georgia Development
              Authority PCR, (Georgia Power
              Company Plant Project) Series
              1997-2,
              4.000% 09/01/29**.................       8,200
  10,000    Richmond County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (University Health
              Services, Inc. Project) Series
              1999, (SunTrust Bank LOC),
              3.950% 01/01/19**.................      10,000
   8,600    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Gardens of Post Village Apartment
              Project) Series 1996, (FNMA
              Collateral Agreement),
              3.900% 06/01/25**#................       8,600

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  4,000    Tallapoosa, Georgia Development
              Authority IDR Refunding, (U.S. Can
              Company Project) Series 1994,
              (Harris Trust & Savings Bank LOC),
              3.900% 02/01/15**#................  $    4,000
   5,000    Thomaston-Upson County, Georgia IDR
              Refunding, (Quad
              Graphic - Thomaston, Inc. Project)
              Series 1990, (First Union National
              Bank LOC),
              3.900% 04/01/00**#................       5,000
   5,450    Worth County, Georgia Industrial
              Development Authority Revenue
              Refunding, (Seabrook Enterprises
              Inc. Project) Series 1996A,
              (SunTrust Bank LOC),
              3.950% 08/01/23**#................       5,450
                                                  ----------
                                                     198,355
                                                  ----------
            HAWAII -- 0.3%
   8,400    Hawaii State Housing Finance and
              Development Corporation Rental
              Housing System Revenue Bonds,
              Series 1989A, (Banque Nationale de
              Paris LOC),
              3.850% 07/01/24**.................       8,400
                                                  ----------
            IDAHO -- 0.9%
  22,275    Idaho Housing and Finance
              Association, Series 1998 PT-173,
              AMT, (Commerzbank AG SBPA),
              4.010% 07/01/29**##...............      22,275
                                                  ----------
            ILLINOIS -- 16.1%
   2,600    Chicago, Illinois Airport Special
              Facilities Revenue, (Centerpoint
              O'Hare Project) Series 1997,
              (First National Bank of Chicago
              LOC),
              4.000% 09/01/32**#................       2,600
   3,700    Chicago, Illinois O'Hare
              International Airport Authority
              Industrial Revenue, (American
              Airlines, Inc. Project) Series
              1983C, (Royal Bank of Canada LOC),
              4.000% 12/01/17**.................       3,700
  12,300    Chicago, Illinois O'Hare
              International Airport Authority
              Industrial Revenue, (American
              Airlines, Inc. Project) Series
              1983D, (Royal Bank of Canada LOC),
              4.000% 12/01/17**.................      12,300
   2,000    Chicago, Illinois O'Hare
              International Airport Authority
              Revenue, (American Airlines, Inc.
              Project) Series 1983A, (Credit
              Suisse First Boston LOC),
              4.000% 12/01/17**.................       2,000
   4,300    Chicago, Illinois O'Hare
              International Airport Authority
              Revenue, (American Airlines, Inc.
              Project) Series 1983B, (Royal Bank
              of Canada LOC),
              4.00% 12/01/17**..................       4,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  5,970    Chicago, Illinois O'Hare
              International Airport Authority
              Revenue, (General Airport Project)
              Second Lien, Series 1984B,
              (Societe Generale LOC),
              3.85% 01/01/15**..................  $    5,970
   2,115    Illinois Development Finance
              Authority IDR Refunding, (St.
              Xavier University Project) Series
              1992, (American National Bank &
              Trust Company LOC),
              3.95% 10/01/12**..................       2,115
   3,630    Illinois Development Finance
              Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992,
              AMT, (American National Bank &
              Trust Company LOC),
              4.15% 06/01/12**..................       3,630
   2,000    Illinois Development Finance
              Authority Revenue, (Chicago
              Symphony Orchestra - Orchestral
              Association Project) Series 1994,
              (Northern Trust Company LOC),
              3.850% 12/01/28**.................       2,000
   5,470    Illinois Development Finance
              Authority Revenue, (Little City
              Foundation Project) Series 1994,
              (LaSalle National Bank LOC),
              3.950% 02/01/19**.................       5,470
  12,300    Illinois Development Finance
              Authority Revenue, (Lyric Opera of
              Chicago Project) Series 1994,
              (Northern Trust Company LOC, Bank
              One of Michigan LOC, Harris Trust
              & Savings Bank LOC, Caisse
              Nationale de Credit Agricole LOC),
              3.900% 12/01/28**.................      12,300
  10,000    Illinois Development Finance
              Authority Revenue, (YMCA of
              Metropolitan Chicago Project)
              Series 1999A, (Harris Trust &
              Savings Bank LOC),
              3.900% 06/01/29**.................      10,000
  13,000    Illinois Education Facilities
              Authority Revenue, (University of
              Chicago Project), Series 2000,
              3.850% 05/18/00...................      13,000
   8,900    Illinois Educational Facilities
              Authority Revenue, (Arts Club of
              Chicago Project) Series 1996,
              (Northern Trust Company LOC),
              3.900% 01/01/26**.................       8,900
     700    Illinois Educational Facilities
              Authority Revenue, (Chicago
              Historical Society Project) Series
              1985, (Northern Trust Company
              LOC),
              3.900% 12/01/25**#................         700
  29,000    Illinois Educational Facilities
              Authority Revenue, (Field Museum
              of Natural History Project) Series
              1998, (Northern Trust Company
              LOC),
              3.900% 11/01/32**.................      28,999

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  6,000    Illinois Educational Facilities
              Authority Revenue, (Museum of
              Science and Industry Project)
              Series 1992, (First National Bank
              of Chicago LOC),
              3.950% 10/01/26**.................  $    6,000
  12,369    Illinois Educational Facilities
              Authority Revenue, (Northwestern
              University Project) Series 1988,
              (Northern Trust Company SBPA),
              3.950% 03/01/28**.................      12,369
  10,765    Illinois Educational Facilities
              Authority Revenue, (University
              Pooled Financing Program) Series
              1985, (FGIC Insured, First
              National Bank of Chicago SBPA),
              3.950% 12/01/05**#................      10,765
  11,000    Illinois Health Facilities Authority
              Revenue, (Evanston Hospital
              Corporation Project) Series 1985B,
              3.650% 08/15/00**#................      11,000
  11,000    Illinois Health Facilities Authority
              Revenue, (Evanston Hospital
              Corporation Project) Series 1996,
              3.450% 08/15/30**.................      11,000
   4,200    Illinois Health Facilities Authority
              Revenue, (Gottlieb Health
              Resources, Inc. Project) Series
              1994, (Harris Trust & Savings Bank
              LOC),
              3.900% 11/15/24**.................       4,200
   9,800    Illinois Health Facilities Authority
              Revenue, (Sacramento Development
              Association - Park Plaza Center
              Project) Series 1996, (La Salle
              National Bank LOC),
              3.900% 09/15/20**.................       9,800
   7,100    Illinois Health Facilities Authority
              Revenue, (The Streeterville
              Corporation Project) Series 1994,
              (First National Bank of Chicago
              LOC),
              3.950% 08/15/24**.................       7,100
   1,700    Illinois State Development Finance
              Authority Economic Development
              Revenue, (Addison 450 LP Project)
              Series 1989, AMT, (American
              National Bank & Trust Company
              LOC),
              4.000% 12/01/09**.................       1,700
   9,000    Illinois State Development Finance
              Authority Economic Development
              Revenue, (Roosevelt University
              Project) Series 1995, (American
              National Bank & Trust Company
              LOC),
              3.950% 04/01/25**.................       9,000
   4,120    Illinois State Development Finance
              Authority Revenue, (Chicago
              Academy of Sciences Project)
              Series 1997, (American National
              Bank & Trust Company LOC),
              3.950% 01/01/31**.................       4,120
  10,000    Illinois State GO, Series 1999,
              4.000% 06/01/00...................      10,010

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  1,200    Illinois State Health Facilities
              Authority Revenue, (Central Health
              and Northwest Community Hospital
              Project) Series 1985B, (Harris
              Trust & Savings Bank LOC),
              3.750% 10/01/15**#................  $    1,200
  45,100    Illinois State Housing Development
              Authority Housing Revenue,
              (Illinois Center Apartments
              Project) Series 1985, (FHLMC
              Guarantee),
              3.700% 01/01/08**#................      45,100
   7,000    Jackson-Union County, Illinois
              Regional District Port Facilities
              Revenue Refunding, (Enron
              Transportation Services Project)
              Series 1994, (First Union National
              Bank LOC),
              3.900% 04/01/24**#................       7,000
  13,700    Kane County, Illinois Educational
              Facilities Revenue, (Glenwood
              School for Boys Project) Series
              1993, (Harris Trust & Savings Bank
              LOC),
              3.900% 02/01/28**.................      13,700
  23,500    Lisle, Illinois Multi-Family Housing
              Revenue, (Ashley of Lisle Project)
              Series 1987, (FHLMC Guarantee),
              3.900% 12/15/25**#................      23,500
  44,535    Metropolitan Pier and Exposition
              Authority Illinois Dedicated
              Special Tax Revenue, (McCormick
              Place Project) Series 1998
              PT-1030, (AMBAC Insured, Merrill
              Lynch SBPA),
              3.960% 06/15/27**#................      44,535
   5,200    Mount Morris, Illinois Revenue,
              (Brethren Home Project) Series
              1997, (Lasalle National Bank LOC),
              3.900% 06/01/27**.................       5,200
   3,700    Palos Hills, Illinois Multi-Family
              Housing Revenue, (Green Oaks
              Project) Series 1998, AMT,
              (LaSalle National Bank LOC),
              4.000% 08/01/29**#................       3,700
   7,000    Quincy, Illinois Revenue, (Quincy
              University Project) Series 1997,
              (Allied Irish Bank, plc LOC),
              4.000% 06/01/22**#................       7,000
   7,195    Richton Park, Illinois IDR, (Sinter
              Metals Inc. Project) Series 1996,
              AMT, (Mellon Bank, N.A. LOC),
              4.100% 04/01/16**#................       7,195
   9,500    Sauget, Illinois GO, Series 1997,
              (Dexia Credit Communal de Belgique
              LOC),
              3.900% 02/01/16**.................       9,500
   1,300    Southwestern Illinois Development
              Authority IDR, (Robinson Steel
              Company, Inc. Project) Series
              1991, AMT, (American National Bank
              & Trust Company LOC),
              4.000% 12/01/06**.................       1,300

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  5,000    Woodford County, Illinois Industrial
              Development Authority IDR,
              (Parsons Company, Inc. Project)
              Series 1998, AMT, (Bank One
              Illinois, N.A. LOC),
              4.100% 03/01/13**#................  $    5,000
                                                  ----------
                                                     388,978
                                                  ----------
            INDIANA -- 2.7%
     505    Evansville, Indiana IDR Refunding,
              (Keebler Company Project) Series
              1993, (Bank of Nova Scotia LOC),
              4.000% 06/01/04**.................         505
   4,800    Fort Wayne, Indiana Economic
              Development Revenue Refunding,
              (Georgetown Place Venture Project)
              Series 1987, (Federal Home Loan
              Bank LOC),
              3.900% 12/01/15**#................       4,800
   3,495    Hendricks County, Indiana
              Redevelopment Commission Tax
              Increment Revenue, (Heartlands
              Crossing Project) Series 1997A,
              (Bank One Indiana, N.A. LOC),
              4.000% 01/01/22**#................       3,495
  14,900    Indiana State Development Finance
              Authority Economic Development
              Educational Facilities Revenue,
              (Indiana Historical Society
              Project) Series 1997, (Bank One
              Michigan LOC),
              3.950% 08/01/31**#................      14,900
     900    Indiana State Development Finance
              Authority Economic Development
              Revenue, (Fischer Enterprises,
              Ltd. Project) Series 1991, (PNC
              Bank, N.A. LOC),
              4.100% 11/01/01**#................         900
   1,800    Indiana State Development Finance
              Authority Economic Development
              Revenue, (Walker-Williams Lumber
              Project) Series 1994, AMT,
              (Columbus Bank & Trust LOC),
              4.300% 01/01/09**#................       1,800
   9,700    Indiana State Development Finance
              Authority IDR, (Indiana University
              Foundation Project) Series 1998,
              (National City Bank LOC),
              4.000% 08/01/18**#................       9,700
     725    Indiana State Health Facilities
              Financing Authority Capital Access
              Designated Pool Revenue, Series
              1997, (Comerica Bank LOC),
              3.900% 01/01/12**.................         725
   8,500    Indiana State Hospital Equipment
              Financing Authority Revenue,
              Series 1985A, (MBIA Insured, Bank
              One of Michigan SBPA),
              3.900% 12/01/15**#................       8,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            INDIANA -- (CONTINUED)
$  4,900    Indianapolis, Indiana Economic
              Development Revenue, (Edgcomb
              Metals Company Project) Series
              1983, (Wells Fargo Bank LOC),
              3.900% 12/01/08**.................  $    4,900
   2,900    Indianapolis, Indiana Multi-Family
              Housing Revenue, (El-Beulah
              Retirement Village Project) Series
              1996, (Bank One Michigan LOC),
              4.000% 03/01/21**#................       2,900
   5,240    St. Joseph County, Indiana Economic
              Development Revenue, (Brothers of
              the Holy Cross Project) Series
              1997, (Key Bank N.A. LOC),
              4.000% 09/01/17**#................       5,240
   6,600    Terre Haute, Indiana Economic
              Development Revenue, (First
              Financial Corporation Project)
              Series 1985, (First National Bank
              of Chicago LOC),
              3.950% 12/01/15**.................       6,600
                                                  ----------
                                                      64,965
                                                  ----------
            IOWA -- 0.1%
   1,900    Iowa State Finance Authority IDR,
              (Sauer-Sundstrand Company Project)
              Series 1996, AMT, (Bayerische
              Hypovvereinsbank LOC),
              3.950% 05/01/26**#................       1,900
                                                  ----------
            KANSAS -- 1.8%
   4,000    Junction City, Kansas IDR, (Genmar
              Manufacturing Project) Series
              1999, AMT, (Bank of New York LOC),
              4.000% 04/01/19**#................       4,000
   1,900    Kansas Industrial Development
              Finance Authority Revenue, (PQ
              Corporation Project) Series 1988,
              (Bank of New York LOC),
              4.050% 08/01/15**#................       1,900
   9,600    Kansas State Development Finance
              Authority Exempt Facilities
              Revenue, (Seaboard Project) Series
              1995A, AMT, (Bank of New York
              LOC),
              4.000% 12/01/25**#................       9,600
  28,950    Olathe, Kansas Educational
              Facilities Revenue, (Kansas
              Independent College Association
              Project) Series 1989A, (Key Bank,
              N.A. LOC),
              3.900% 07/01/24**.................      28,950
                                                  ----------
                                                      44,450
                                                  ----------
            KENTUCKY -- 2.2%
   5,000    Carroll County, Kentucky IDR,
              (Kentucky Ladder Company Project)
              Series 1990, AMT, (Bankers Trust
              Company LOC),
              4.200% 09/01/10**.................       5,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
$  9,975    Georgetown, Kentucky Educational
              Institution Improvement Revenue,
              (Georgetown College Project)
              Series 1997B, (Bank One Kentucky
              N.A. LOC),
              4.000% 12/01/17**#................  $    9,975
   1,000    Hopkinsville, Kentucky Industrial
              Building Revenue, (Brazeway, Inc.
              Project) Series 1994, AMT, (Bank
              One Michigan LOC),
              4.100% 06/01/04**#................       1,000
   3,500    Lebanon, Kentucky IDR, (Wallace
              Computer Services, Inc. Project)
              Series 1994, AMT, (Wachovia Bank
              of Georgia LOC),
              4.000% 06/01/19**#................       3,500
   5,400    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994A, AMT, (Dexia Credit
              Local de France LOC),
              4.100% 04/01/24**.................       5,400
   2,800    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994B, AMT, (Dexia Credit
              Local de France LOC),
              4.100% 04/01/24**.................       2,800
   6,250    Louisville and Jefferson County,
              Kentucky Regional Airport
              Authority Airport Systems Revenue,
              BAN, Series 1997AA-1, AMT,
              (National City Bank Kentucky LOC),
              4.050% 06/30/02**.................       6,250
   5,400    Mason County, Kentucky PCR, (East
              Kentucky Power National Rural
              Cooperative Project) Series
              1984B-1, (CFC SBPA Insured),
              3.950% 10/15/14**.................       5,400
   8,500    Mason County, Kentucky PCR, (East
              Kentucky Power National Rural
              Cooperative Project) Series
              1984B-2, (CFC SBPA Insured),
              3.950% 10/15/14**.................       8,500
   6,000    Middletown, Kentucky Revenue,
              (Christian Academy Louisville
              Project) Series 1997, (Bank One of
              Kentucky, N.A. LOC),
              4.000% 07/01/22**#................       6,000
                                                  ----------
                                                      53,825
                                                  ----------
            LOUISIANA -- 4.8%
   6,550    Caddo Parish, Louisiana Industrial
              Development Board Revenue,
              (Frymaster Corporation Project)
              Series 1987, (Barclays Bank plc
              LOC),
              3.900% 01/01/03**#................       6,550

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
$  1,000    East Baton Rouge Parish, Louisiana
              PCR Refunding, (Exxon Project)
              Series 1993, (Exxon Guarantee),
              3.950% 03/01/22**.................  $    1,000
  23,300    Jefferson Parish, Louisiana Hospital
              Service District Number 001
              Revenue Refunding, (West Jefferson
              Medical Center Project) Series
              1996, (Rabobank Nederland LOC),
              3.900% 01/01/26**.................      23,300
  22,325    Louisiana Public Facilities
              Authority PCR, (Ciba-Geigy
              Corporation Project) Series 1985,
              (UBS AG LOC),
              3.850% 12/01/04**.................      22,325
  12,000    Louisiana Public Facilities
              Authority Revenue,
              (Inter-Community Health Care
              Project) Series 1999, (Bank of New
              York LOC),
              3.900% 04/01/21**#................      12,000
   1,500    Louisiana State Offshore Terminal
              Authority Revenue Refunding,
              (Loop, Inc. Project) Series 1992A,
              (Suntrust Bank, Nashville),
              3.850% 09/01/08**.................       1,500
  25,000    Louisiana State Public Facilities
              Authority Hospital Revenue,
              (Willis-Knighton Medical Center
              Project) Series 1997, (AMBAC
              Insured, Dexia Credit Local de
              France SBPA),
              4.000% 09/01/27**.................      25,000
  10,000    Plaquemines, Louisiana Port Harbor
              and Terminal District Port
              Facilities Revenue, (International
              Marine Terminals Project) Series
              1984A, (KBC Bank N.V. LOC),
              Mandatory Put 03/15/00,
              4.200% 03/15/06...................      10,000
   9,000    South Louisiana, Port Commission
              Facilities Port Revenue, (Holnam,
              Inc. Project) Series 1997, AMT,
              (Wachovia Bank LOC),
              3.900% 01/01/27**#................       9,000
   5,045    Upper Pontalba, Louisiana Building
              Restoration Corporation Revenue
              Refunding, (Upper Pontalba
              Building Project) Series 1996,
              (Bank One Louisiana LOC),
              4.000% 12/01/16**#................       5,045
                                                  ----------
                                                     115,720
                                                  ----------
            MARYLAND -- 2.3%
  27,800    Baltimore, Maryland Industrial
              Development Authority IDR,
              (Baltimore Capital Acquisition
              Project) Series 1986, (Bayerische
              Landesbank LOC),
              3.850% 08/01/16**.................      27,800

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MARYLAND -- (CONTINUED)
$  3,300    Baltimore, Maryland Port Facilities
              Revenue, (Occidental Petroleum
              Corporation Project) Series 1981,
              (Wachovia Bank LOC),
              3.900% 10/14/11**.................  $    3,300
  15,235    Maryland Community Development
              Administration Multi-Family
              Development Revenue Refunding,
              (Avalon Lea Apartments Project)
              Series 1997, (FNMA Collateral
              Agreement),
              3.750% 06/15/26**.................      15,235
   6,900    Maryland State Industrial
              Development Finance Authority
              Economic Development Revenue,
              (General Binding Corporation
              Project) Series 1996, AMT, (Harris
              Trust & Savings Bank LOC),
              4.000% 03/01/26**#................       6,900
   2,300    Maryland State Industrial
              Development Finance Authority
              Revenue, (Rock-Tennessee
              Converting Company Project) Series
              1994, AMT, (SunTrust Bank LOC),
              4.050% 05/01/06**#................       2,300
                                                  ----------
                                                      55,535
                                                  ----------
            MICHIGAN - 3.6%
   3,800    Delta County, Michigan Economic
              Development Revenue, (Mead
              Corporation - Mead Escanaba Paper
              Project) Series 1985, (Credit
              Suisse First Boston Corporation
              LOC),
              3.950% 12/01/23**.................       3,800
   7,500    Grand Rapids, Michigan Economic
              Development Corporation IDR
              Refunding, (Baker, Knapp and
              Tubbs, Inc. Project) Series 1992,
              (Wachovia Bank, NA LOC),
              3.950% 06/01/12**#................       7,500
  14,800    Green Lake Township, Michigan
              Economic Development Corporation
              Revenue, (Interlochen Center for
              the Arts Project) Series 1997,
              (LaSalle National Bank LOC),
              3.900% 06/01/27**#................      14,800
   2,920    Jackson County, Michigan Economic
              Development Corporation IDR
              Refunding, (Jackson Associates,
              LLC Project) Series 1994, (Bank
              One of Dayton, N.A. LOC),
              4.000% 10/01/14**#................       2,920
   7,560    Michigan State Hospital Finance
              Authority Revenue, (St. Mary's of
              Livonia Hospital Project) Series
              1996A, (Comerica Bank LOC),
              3.900% 07/01/17**.................       7,560

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
$ 10,335    Michigan State Strategic Fund PCR,
              (General Motors Corporation
              Project) Series 1985, (General
              Motors Guarantee),
              3.800% 12/01/08**.................  $   10,335
  19,700    University of Michigan Board of
              Regents Revenue, (University of
              Michigan Hospitals Project) Series
              1995A,
              4.000% 12/01/27**.................      19,700
  14,800    University of Michigan Hospital
              Revenue, (University of Michigan
              Project) Series 1995A,
              4.000% 12/01/27**.................      14,800
   2,700    University of Michigan, Hospital
              Revenue Refunding, (University of
              Michigan Hospitals Project) Series
              1992A,
              4.000% 12/01/19**.................       2,700
   3,000    University of Michigan, Hospital
              Revenue, (University of Michigan
              Project) Series 1998A-1,
              4.000% 12/01/21**.................       3,000
                                                  ----------
                                                      87,115
                                                  ----------
            MINNESOTA - 0.2%
   5,660    Minneapolis, Minnesota Community
              Development Agency Revenue, (Arena
              Acquisition Project) Series 1995A,
              (US Bank N.A. LOC),
              3.900% 10/01/24**.................       5,660
                                                  ----------
            MISSISSIPPI - 1.8%
   1,800    Mississippi Business Finance
              Corporation IDR, (Choctaw Maid
              Farms, Inc. Project) Series 1995,
              AMT, (Rabobank Nederland LOC),
              4.050% 03/01/10**#................       1,800
   1,800    Mississippi Business Finance
              Corporation, (Trilogy
              Communications Project) Series
              1995, AMT, (First Union National
              Bank LOC),
              3.950% 06/01/05**#................       1,800
  39,125    Mississippi State GO, Putters 103,
              Series 1998B, (FGIC Insured, Bank
              of New York SBPA),
              3.980% 11/01/11**#................      39,125
                                                  ----------
                                                      42,725
                                                  ----------
            MISSOURI - 5.5%
   5,000    Berkeley, Missouri Industrial
              Development Authority IDR, (Flight
              Safety International, Inc.
              Project) Series 1984, (Wachovia
              Bank LOC),
              3.950% 09/01/04**#................       5,000
   5,000    Berkeley, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1987, (PNC Bank,
              N.A. LOC),
              3.900% 07/01/08**#................       5,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$ 18,400    Kansas City, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue, (Timberlane
              Village Associates Project) Series
              1986, (UBS AG LOC),
              3.960% 06/01/27**.................  $   18,400
  20,000    Missouri State Development Finance
              Board Lease Revenue, Transamerica
              Life and Annuity, Series 1999,
              (Missouri Association of Utilities
              Lease Pool TransAmerica Life and
              Annuity GIC),
              4.000% 12/01/22**.................      20,001
  12,000    Missouri State Environmental
              Improvement and Energy Resources
              Authority PCR, (Union Electric
              Company Project) Series 1985B,
              (Westdeutsche Landesbank LOC),
              3.900% 04/24/00...................      12,000
  18,655    Missouri State Environmental
              Improvement and Energy Resources
              Authority PCR, (Union Electric
              Company Project) Series 1985B,
              (Westdeutsche Landesbank LOC),
              3.950% 04/24/00...................      18,655
  20,845    Missouri State Environmental
              Improvement and Energy Resources
              Authority PCR, (Union Electric
              Company Project) Series 1985B,
              (Westdeutsche Landesbank LOC),
              3.900% 06/01/15**.................      20,845
   6,100    Missouri State Health and
              Educational Facilities Authority
              Health Facilities Revenue,
              (Sisters of Mercy Health Care
              System Project) Series 1989D,
              (ABN-AMRO Bank SBPA, Rabobank
              Nederland SBPA),
              3.900% 06/01/19**.................       6,100
   9,220    Platte County, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue Refunding,
              (Wexford Place Project) Series
              1996, (Bank One Texas, N.A. LOC),
              3.970% 04/01/28**#................       9,220
   8,000    St. Louis, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1988, (Wachovia
              Bank NA LOC),
              3.900% 12/01/03**#................       8,000
   5,000    St. Louis, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1989, (PNC Bank,
              N.A. LOC),
              3.900% 05/01/09**#................       5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$  4,840    St. Louis, Missouri Planned
              Industrial Expansion Authority
              IDR, (Alumax Foils Project) Series
              1992, (PNC Bank, N.A. LOC),
              4.000% 12/01/05**#................  $    4,840
                                                  ----------
                                                     133,061
                                                  ----------
            NEVADA - 1.0%
   1,550    Clark County, Nevada IDR, (Nevada
              Cogeneration Association I
              Project) Series 1991, AMT,
              (Canadian Imperial Bank of
              Commerce LOC),
              4.100% 11/01/21**.................       1,550
  12,050    Clark County, Nevada IDR, (Nevada
              Cogeneration Association II
              Project) Series 1990, AMT,
              (Canadian Imperial Bank of
              Commerce LOC),
              4.100% 11/01/20**.................      12,050
  10,700    Clark County, Nevada IDR, (Nevada
              Cogeneration Association Project)
              Series 1992, AMT, (ABN-AMRO Bank
              N.V. LOC),
              4.100% 12/01/22**.................      10,700
                                                  ----------
                                                      24,300
                                                  ----------
            NEW HAMPSHIRE - 0.1%
   3,075    New Hampshire State Housing Finance
              Authority Single-Family Revenue,
              (Mortgage Acquisition Project)
              Series 1999D, AMT, (GIC),
              4.000% 12/01/00...................       3,075
                                                  ----------
            NEW MEXICO - 0.1%
   3,100    Albuquerque, New Mexico Revenue
              Refunding, (Charter Hospital Inc.
              Project) Series 1992, (Chase
              Manhattan Bank LOC),
              3.750% 03/01/14**#................       3,100
                                                  ----------
            NEW YORK - 2.0%
   2,775    Erie County, New York Industrial
              Development Agency Civic
              Facilities Revenue, (DePaul
              Community Facilities, Inc.
              Project) Series 1996, (Key Bank of
              New York N.A. LOC),
              4.000% 11/01/16**#................       2,775
   6,690    Monroe County, New York Industrial
              Development Agency Civic
              Facilities Revenue, (Hillside
              Childrens Center Project) Series
              1998, (Key Bank N.A. LOC),
              4.000% 08/01/18**#................       6,690
  38,990    New York State Dormitory Authority
              Revenue, Series 1998 PT-1066,
              (AMBAC Insured, Merrill Lynch
              SBPA),
              3.910% 07/01/23**#................      38,990
                                                  ----------
                                                      48,455
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            NORTH CAROLINA - 2.6%
$  5,000    Cabarrus County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue Refunding,
              (Philip Morris Companies, Inc.
              Project) Series 1992, (Philip
              Morris Guarantee),
              4.050% 04/01/01**#................  $    5,000
   2,420    Iredell County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue, (Sullivan
              Corporation Project) Series 1996,
              AMT, (Bank One Milwaukee, N.A.
              LOC),
              4.100% 01/01/11**#................       2,420
   4,500    Johnston County, North Carolina
              Industrial Facilities and
              Pollution Control Finance
              Authority Revenue, (Industrial
              Development Housing - Autry Mills
              Project) Series 1999, AMT, (Branch
              Banking and Trust LOC),
              4.100% 02/01/13**.................       4,500
   9,400    Lenoir County, North Carolina
              Hospital Revenue, (Lenoir Memorial
              Hospital Project) Series 1998,
              (Wachovia Bank NA LOC),
              3.900% 10/01/12**#................       9,400
   1,800    Mecklenburg County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue, (Sterigenics
              International Project) Series
              1996, AMT, (Comerica Bank of
              California LOC),
              4.050% 03/01/16**#................       1,800
   1,000    Mecklenburg County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority, (Virkler Company
              Project) Series 1989, AMT, (First
              Union National Bank LOC),
              4.000% 12/01/04**#................       1,000
   7,700    New Hanover County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue Refunding,
              (Corning, Inc. Project) Series
              1997, (Wachovia Bank NA LOC),
              3.900% 05/01/10**#................       7,700
   4,670    North Carolina Medical Care
              Commission Health Care Facilities
              Revenue, (Mission-Thomas - St.
              Joseph Medical Center Project)
              Series 1998, (Wachovia Bank NA
              LOC),
              3.900% 03/01/18**#................       4,670
   7,700    North Carolina State Medical Care
              Commission Community Health Care
              Facilities Revenue, (Carolina
              Village Inc. Project) Series 1998,
              (Wachovia Bank LOC),
              3.900% 10/01/18**#................       7,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$  3,500    Randolph County, North Carolina
              Industrial Facilities and
              Pollution Control Finance
              Authority Revenue, (Wayne Steel,
              Inc. Project) Series 1995, AMT,
              (Bank One Akron, N.A. LOC),
              4.100% 09/01/05**#................  $    3,500
   9,700    Wake County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority PCR, (Carolina Power &
              Light Company Project) Series
              1987, AMT, (First Union National
              Bank LOC),
              4.050% 03/01/17**.................       9,700
   6,280    Winston-Salem, North Carolina Risk
              Acceptance Management Corporation
              Certificates of Participation,
              Series 1988, (Wachovia Bank SBPA),
              3.950% 07/01/09**#................       6,280
                                                  ----------
                                                      63,670
                                                  ----------
            NORTH DAKOTA - 0.2%
   4,250    Grand Forks, North Dakota Hospital
              Facilities Revenue, (The United
              Hospital Obligated Group Project)
              Series 1992, (LaSalle National
              Bank LOC),
              4.100% 12/01/16**#................       4,250
                                                  ----------
            OHIO - 2.8%
   1,785    Defiance County, Ohio IDR Refunding,
              (Isaac Properties Company Project)
              Series 1996A, (Key Bank, N.A.
              LOC),
              4.000% 07/01/00#..................       1,785
   3,000    Lucas County, Ohio Facilities
              Improvement Revenue, (Toledo
              Zoological Society Project) Series
              1997, (Key Bank, N.A. LOC),
              3.900% 10/01/05**#................       3,000
   8,000    Montgomery County, Ohio Economic
              Development Revenue, (The Dayton
              Art Institute Project) Series
              1996, (National City Bank LOC),
              3.950% 05/01/26**.................       8,000
  20,000    Ohio State Air Quality Development
              Authority Revenue Refunding, (Ohio
              Edison Project) Series 1988A,
              (Toronto Dominion Bank LOC),
              4.100% 02/01/15**.................      19,984
   1,600    Ohio State Air Quality Development
              Authority Revenue, (Cincinnati Gas
              and Electric Project) Series 1985,
              (J.P. Morgan of Delaware LOC),
              4.100% 12/01/15**.................       1,600
     525    Ohio State Water Development
              Authority Promissory Revenue,
              Series 1998A, (National City Bank
              LOC),
              4.000% 07/01/00**#................         525
  11,395    Ohio State Water Development
              Authority Promissory Revenue,
              Series 1999A, (National City Bank
              LOC),
              4.000% 05/01/01**#................      11,395

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            OHIO -- (CONTINUED)
$    995    Summit County, Ohio IDR Refunding,
              (Keebler Company Project) Series
              1993, (Bank of Nova Scotia LOC),
              4.000% 03/01/05**.................  $      995
  20,000    Toledo-Lucas County, Ohio Port
              Authority Airport Development
              Revenue, (Flightsafety
              International, Inc. Project)
              Series 1998-1, AMT, (Berkshire
              Hathaway Guarantee),
              4.050% 01/01/18**#................      20,000
                                                  ----------
                                                      67,284
                                                  ----------
            OKLAHOMA - 1.3%
   6,000    Muskogee City and County, Oklahoma
              Port Authority IDR, (Metals USA,
              Inc. Project) Series 1998, AMT,
              (Bank One Texas, N.A. LOC),
              4.100% 05/01/23**#................       6,000
   5,000    Oklahoma Development Finance
              Authority Revenue, (Seabrook Farms
              Inc. Project) Series 1997, AMT,
              (Bank of New York LOC),
              4.000% 03/01/27**#................       5,000
   6,605    Oklahoma State Capital Improvement
              Authority State Facilities
              Revenue, Certificates of
              Participation, Series 1999A, (MBIA
              Insured),
              4.500% 09/01/00...................       6,628
   6,800    Oklahoma State Industrial Authority
              Revenue Refunding, (Integris
              Baptist Medical Center Inc.
              Project), Series 1999B, (MBIA
              Insured, Morgan Guaranty SBPA),
              3.950% 08/15/29**.................       6,800
   6,500    Tulsa, Oklahoma Industrial
              Development Authority Revenue,
              (Justin Industries Project) Series
              1984, (Bank of New York LOC),
              3.900% 10/01/14**#................       6,500
                                                  ----------
                                                      30,928
                                                  ----------
            OREGON - 0.8%
  11,000    Multnomah County, Oregon TRAN,
              Series 1999,
              3.750% 06/30/00...................      11,009
   2,100    Port of Portland, Oregon PCR,
              (Reynolds Metals Company Project)
              Series 1985, (Bank of Nova Scotia
              LOC),
              4.100% 12/01/09**.................       2,100
   2,800    Port of Portland, Oregon Special
              Obligation Revenue, (Horizon Air
              Industries, Inc. Project) Series
              1997, AMT, (Bank of Montreal LOC),
              4.100% 06/15/27**.................       2,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            OREGON -- (CONTINUED)
$  3,200    Washington County, Oregon Housing
              Authority Multi-Family Housing
              Revenue, (Cedar Mill Project)
              Series 1995, AMT, (Bank of Nova
              Scotia LOC),
              4.000% 09/01/25**#................  $    3,200
                                                  ----------
                                                      19,109
                                                  ----------
            PENNSYLVANIA - 3.4%
   8,480    Allegheny County, Pennsylvania
              Hospital Development Authority
              Revenue, (Dialysis Clinic Inc.
              Project) Series 2000, (Wachovia
              Bank N.A. LOC),
              3.950% 12/01/19**.................       8,480
   8,600    Allegheny County, Pennsylvania IDR,
              (United Jewish Federation Project)
              Series 1995B, (PNC Bank, N.A.
              LOC),
              4.000% 10/01/25**#................       8,600
   5,000    Montgomery County, Pennsylvania
              Industrial Development Authority
              Revenue, (Plymouth Woods Project)
              Series 1987, (PNC Bank, N.A. LOC),
              4.000% 09/01/06**#................       5,000
   1,200    Pennsylvania Economic Development
              Financing Authority Development
              Revenue, (Pennsylvania Bar
              Institute Project) Series 1996B,
              AMT, (PNC Bank, N.A. LOC),
              4.100% 04/01/15**#................       1,200
   1,000    Philadelphia, Pennsylvania Authority
              for Industrial Development
              Revenue, (Institute for Cancer
              Research - Fox Chase Cancer Center
              Project) Series 1990A, (Morgan
              Guaranty Trust LOC),
              3.950% 07/01/13**.................       1,000
   2,200    Philadelphia, Pennsylvania Authority
              for Industrial Development
              Revenue, (Institute for Cancer
              Research - Fox Chase Cancer Center
              Project) Series 1997, (Morgan
              Guaranty Trust LOC),
              3.950% 07/01/25**.................       2,200
  16,300    Philadelphia, Pennsylvania
              Redevelopment Authority Revenue,
              (Southwark Plaza, LP Project)
              Series 1997A, (PNC Bank, N.A.
              LOC),
              4.000% 12/01/03**.................      16,300
   5,900    Philadelphia, Pennsylvania
              Redevelopment Authority, (The
              Presbyterian Home Project) Series
              1998, (PNC Bank N.A. LOC),
              4.000% 07/01/28**#................       5,900
  10,000    Philadelphia, Pennsylvania School
              District TRAN, Series 1999A,
              (First Union National Bank LOC),
              4.000% 06/30/00...................      10,013

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
$ 10,000    Philadelphia, Pennsylvania School
              District TRAN, Series 1999B,
              (Mellon Bank N.A. LOC),
              4.000% 06/30/00...................  $   10,013
   4,100    Quakertown, Pennsylvania General
              Authority Revenue, (Pooled
              Financing Program) Series 1996A,
              (PNC Bank, N.A. LOC),
              4.000% 07/01/26**.................       4,100
   4,700    Westmoreland County, Pennsylvania
              Industrial Development Authority
              Revenue, (Elizabeth Carbide Die
              Project) Series 1998A, AMT,
              (National City Bank LOC),
              4.100% 02/01/18**#................       4,700
   4,160    Westmoreland County, Pennsylvania
              Industrial Development Authority
              Revenue, (Rhodin Enterprises
              Project) Series 1997, AMT, (PNC
              Bank, N.A. LOC),
              4.100% 04/01/17**#................       4,160
                                                  ----------
                                                      81,666
                                                  ----------
            RHODE ISLAND - 0.3%
   7,925    Rhode Island Port Authority and
              Economic Development Corporation
              Energy Facilities Revenue
              Refunding, (Newport Electric
              Corporation Project) Series 1994,
              (Bank of New York LOC),
              3.900% 09/01/11**#................       7,925
                                                  ----------
            SOUTH CAROLINA - 4.7%
  13,500    Charleston, South Carolina TAN GO,
              Series 2000,
              4.600% 03/15/01...................      13,543
  21,000    Greenville County, South Carolina
              School District GO, Series 2000,
              4.500% 03/01/01...................      21,046
   5,445    Kershaw County, South Carolina IDR,
              (DeRoyal Textiles, Inc. Project)
              Series 1994, AMT, (Sun Trust Bank
              of Nashville LOC),
              4.050% 12/01/07**#................       5,445
   5,750    South Carolina Jobs Economic
              Development Authority Health
              Facilities Revenue, (Carolina
              Village Project) Series 2000,
              (Branch Banking & Trust LOC),
              4.000% 02/01/22**.................       5,750
   5,460    South Carolina Jobs Economic
              Development Authority Health
              Facilities Revenue, (Martha Franks
              Baptist Retirement Center Project)
              Series 1995, (Wachovia Bank LOC),
              3.950% 04/01/19**#................       5,460

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$  7,900    South Carolina Jobs Economic
              Development Authority Hospital
              Facilities Revenue, (Tuomey
              Regional Medical Center Project)
              Series 1995C, (MBIA Insured,
              Wachovia Bank SBPA),
              3.900% 11/01/25**.................  $    7,900
   8,000    South Carolina Jobs Economic
              Development Authority IDR,
              (Abraham Industries LLC Project)
              Series 1999, AMT, (PNC Bank N.A.
              LOC),
              4.100% 05/01/14**.................       8,000
   4,135    South Carolina Jobs Economic
              Development Authority IDR, (Kravet
              Fabrics, Inc. Project) Series
              1997, AMT, (Bank of New York LOC),
              4.000% 03/01/12**#................       4,135
   6,900    South Carolina Jobs Economic
              Development Authority Revenue,
              (Alco-Lite Industries
              LLC - TechnoSteel LLC Project)
              Series 1997, AMT, (Wachovia Bank
              LOC),
              4.050% 04/01/12**#................       6,900
  20,000    South Carolina Jobs Economic
              Development Authority Revenue,
              P-Floats-PT328, (St. Francis
              Hospital - Bon Secours Project),
              Series 1999, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              4.110% 01/01/01**##(++)...........      20,000
  12,775    University of South Carolina
              Athletic Facilities Revenue,
              Series 2000,
              4.500% 02/23/01...................      12,808
   1,950    York County, South Carolina PCR,
              (National Rural Utilities
              Cooperative, North Carolina
              Electricities Project) Series
              1984N-1, (CFC SBPA Insured),
              3.950% 09/15/14**.................       1,950
                                                  ----------
                                                     112,937
                                                  ----------
            SOUTH DAKOTA -- 1.3%
  32,050    South Dakota State Housing
              Development Authority, Series 1998
              PT-168, AMT, (Banque Nationale de
              Paris SBPA),
              4.010% 05/01/27**#................      32,050
                                                  ----------
            TENNESSEE -- 1.9%
   3,000    Chattanooga, Tennessee Industrial
              Development Board Industrial
              Revenue, (Seaboard Farms Inc.
              Project) Series 1984, (SunTrust
              Bank LOC),
              3.900% 06/01/04**#................       3,000
   2,500    Chattanooga - Hamilton County,
              Tennessee Hospital Authority
              Revenue Refunding, (Erlanger
              Medical Center Project) Series
              1987, (Morgan Guaranty Trust LOC),
              4.000% 10/01/17**.................       2,500

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
$  7,500    Knox County, Tennessee Health and
              Educational Facilities Board
              Educational Facilities Revenue,
              (Webb School - Knoxville Project)
              Series 1999, (SunTrust Bank
              Nashville LOC),
              3.950% 03/01/19**#................  $    7,500
   2,975    Loudon, Tennessee Water and Sewer
              Revenue Refunding, Series 1996,
              (Wachovia Bank LOC),
              3.950% 09/01/06**#................       2,975
   4,755    Metropolitan Government, Nashville
              and Davidson County, Tennessee
              Industrial Development Board
              Revenue Refunding, (Nashville
              Apartment Properties Project)
              Series 1995-2, (SunTrust Bank
              Nashville LOC),
              3.950% 09/01/15**#................       4,755
   3,900    Metropolitan Nashville, Tennessee
              Airport Authority Special
              Facilities Revenue, (American
              Airlines, Inc. Project) Series
              1995A, (Credit Suisse First Boston
              LOC),
              4.100% 10/01/12**.................       3,900
   3,245    Shelby County, Tennessee Health
              Educational and Housing Facilities
              Board Multi-Family Housing
              Revenue, (Flag Manor Project)
              Series 1995, AMT, (FHLB
              Guarantee),
              4.000% 01/01/23**#................       3,245
   5,000    Sullivan County, Tennessee
              Industrial Development Board
              Revenue, (Modern Forge Company
              Project) Series 1990, AMT,
              (Northern Trust Company LOC),
              4.050% 07/01/10**#................       5,000
  12,500    Tennessee Housing Development Agency
              Revenue, Series 1999, AMT,
              Mandatory Put Bond,
              3.570% 08/15/00...................      12,500
                                                  ----------
                                                      45,375
                                                  ----------
            TEXAS -- 10.2%
  30,530    Alliance Airport Authority Inc.,
              Texas Special Facilities Revenue,
              (Federal Express Project) Series
              1999PA-460, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              4.140% 04/01/21**#(++)............      30,530
   3,100    Bexar County, Texas Health
              Facilities Development Corporation
              Revenue, (Air Force Retirement
              Community Project) Series 1985B,
              (Rabobank Nederland LOC),
              3.900% 03/01/12**.................       3,100
   7,900    Bexar County, Texas Health
              Facilities Development Corporation
              Revenue, (Army Retirement
              Community Project) Series 1985B,
              (Rabobank Nederland LOC),
              3.900% 07/01/11**.................       7,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$ 10,190    Bexar County, Texas Housing Finance
              Corporation Multi-Family Housing
              Revenue, Series 1998 PT-1041, AMT,
              (Merrill Lynch Guarantee, Merrill
              Lynch SBPA),
              4.110% 06/01/35**#(++)............  $   10,190
   1,000    Brazos River, Texas Habor Navigation
              District Revenue, (Hoffman - La
              Roche Inc. Project) Series 1985,
              (Wachovia Bank of North Carolina
              LOC),
              3.830% 04/01/02**#................       1,000
   6,200    Chambers County, Texas Industrial
              Development Corporation Revenue,
              (Ecolochem Inc. Project) Series
              1999, AMT, (Wachovia Bank N.A.
              LOC),
              4.050% 03/01/14**#................       6,200
  13,000    Dallas, Texas Area Rapid Transit
              Revenue, (North Central Light Rail
              Project) Series 2000, (Dexia
              Credit Local De France LOC),
              3.900% 01/05/05**.................      13,000
   8,185    El Paso, Texas Housing Finance
              Corporation Multi-Family Housing
              Revenue, (Viva Apartments Project)
              Series 1993, AMT, (General
              Electric Capital Corporation
              Guarantee),
              4.100% 09/01/23**#................       8,185
   2,600    Grapevine, Texas Industrial
              Development Corporation Revenue,
              (American Airlines, Inc. Project)
              Series 1984A-1, (Bayerische
              Landesbank LOC),
              4.100% 12/01/24**.................       2,600
     300    Grapevine, Texas Industrial
              Development Corporation Revenue,
              (American Airlines, Inc. Project)
              Series 1984A-3, (Bayerische
              Landesbank LOC),
              4.100% 12/01/24**.................         300
     800    Grapevine, Texas Industrial
              Development Corporation, Revenue,
              (American Airlines, Inc. Project)
              Series 1984A-4, (Bayerische
              Landesbank LOC),
              4.100% 12/01/24**.................         800
  10,600    Guadalupe-Blanco, Texas River
              Authority Revenue Refunding,
              (Central Power & Light Company
              Project) Series 1995, (ABN AMRO
              Bank N.V. LOC),
              4.000% 11/01/15**.................      10,600
   2,680    Harris County, Texas Industrial
              Development Corporation IDR,
              (Forged Products, Inc. Project)
              Series 1996, AMT, (Bank One Texas,
              N.A. LOC),
              4.100% 05/01/03**#................       2,680
   2,805    Hillsboro, Texas Industrial
              Development Corporation Revenue,
              (Lamraft, LP Project) Series 1997,
              AMT, (First Commercial Bank LOC),
              4.200% 07/01/13**.................       2,805

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  8,000    Houston, Texas Independent School
              District GO, Series 1998,
              4.000% 07/15/00...................  $    8,013
     400    Lone Star, Texas Airport Improvement
              Authority Revenue, (American
              Airlines, Inc. Project) Series
              1984A-1, (Royal Bank of Canada
              LOC),
              4.100% 12/01/14**.................         400
   1,300    Lone Star, Texas Airport Improvement
              Authority Revenue, (American
              Airlines, Inc. Project) Series
              1984A-2, (Royal Bank of Canada
              LOC),
              4.100% 12/01/14**.................       1,300
   2,100    Lone Star, Texas Airport Improvement
              Authority Revenue, (American
              Airlines, Inc. Project) Series
              1984B-1, (Royal Bank of Canada
              LOC),
              4.100% 12/01/14**.................       2,100
     500    Lone Star, Texas Airport Improvement
              Authority Revenue, (American
              Airlines, Inc. Project) Series
              1984B-3, (Royal Bank of Canada
              LOC),
              4.100% 12/01/14**.................         500
   7,000    Montgomery County, Texas IDR,
              (Houston Area Research Center
              Project) Series 1985, (Banque
              Nationale de Paris LOC),
              3.950% 12/01/15**.................       7,000
  10,200    Port Development Corporation of
              Texas Marine Terminal Revenue,
              (Pasadena Terminal Company, Inc.
              Project) Series 1984, (Deutsche
              Bank LOC),
              4.150% 12/01/04**#................      10,200
   1,200    Port of Port Arthur, Texas
              Navigation District Revenue
              Refunding, (Texaco, Inc. Project)
              Series 1994,
              4.000% 10/01/24**.................       1,200
   1,900    Sabine River Authority, Texas PCR
              Refunding, (Texas Utilities
              Electric Company Project) Series
              1996, (AMBAC Insured, Bank of New
              York SBPA),
              4.000% 03/01/26**.................       1,900
   9,180    Sabine River Authority, Texas PCR,
              (Texas Utilities Electric Company
              Project) Series 1995A, AMT,
              (Morgan Guaranty Trust LOC),
              4.100% 04/01/30**.................       9,180
 100,000    Texas State TRAN, Series 1999A,
              4.500% 08/31/00...................     100,323
   5,300    Trinity River Authority of Texas PCR
              Refunding, (Texas Utilities
              Electric Company Project) Series
              1997A, AMT, (MBIA Insured, Bank of
              New York SBPA),
              3.950% 07/01/22**.................       5,300
                                                  ----------
                                                     247,306
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            UTAH -- 1.3%
$ 14,750    Davis County, Utah School District
              TAN, Series 1999,
              3.600% 06/30/00...................  $   14,757
   1,800    Murray City, Utah IDR, (Zevex, Inc.
              Project) Series 1996, AMT, (Bank
              One Arizona, N.A. LOC),
              4.100% 10/01/16**#................       1,800
   3,200    Murray City, Utah Industrial
              Development Authority Revenue,
              (Hunter Douglas Real Property
              Project) Series 1994, AMT,
              (ABN-AMRO Bank N.V. LOC),
              4.050% 09/01/14**#................       3,200
  12,500    Utah State Board of Regents Student
              Loan Revenue, Series 1988B, (AMBAC
              Insured, Drescher Bank Ag SBPA),
              3.850% 11/01/00**.................      12,500
                                                  ----------
                                                      32,257
                                                  ----------
            VIRGINIA -- 0.7%
   2,500    Colonial Heights, Virginia
              Industrial Development Authority
              Revenue Refunding, (Philip Morris
              Companies, Inc. Project) Series
              1992, (Phillip Morris Inc.
              Guarantee),
              4.050% 03/01/05**#................       2,500
   2,000    Fluvanna County, Virginia Industrial
              Development Authority IDR,
              (Edgecomb Metals Company Project)
              Series 1984, (Wells Fargo Bank
              LOC),
              3.900% 12/01/09**#................       2,000
   3,900    Greensville County, Virginia
              Industrial Development Authority
              Revenue, (Perdue Farms, Inc.
              Project) Series 1996, AMT,
              (SunTrust Bank LOC),
              4.050% 10/01/06**#................       3,900
   2,000    Spotsylvania County, Virginia
              Industrial Development Authority
              IDR, (Carlisle Corporation
              Project) Series 1993, (SunTrust
              Bank LOC),
              3.950% 06/01/08**#................       2,000
   5,500    Virginia State College Building
              Authority Educational Facilities
              Revenue, (University of Richmond
              Project) Series 1996, (Crestar
              Bank SBPA),
              3.900% 11/01/26**.................       5,500
                                                  ----------
                                                      15,900
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            WEST VIRGINIA -- 1.0%
$  1,500    Marshall County, West Virginia PCR,
              (Mountaineer Carbon Company
              Project) Series 1985, (BP Amoco
              plc Guarantee),
              3.950% 12/01/20**.................  $    1,500
  21,750    West Virginia State Hospital Finance
              Authority Revenue, (St. Mary's
              Hospital Project) Series 1987,
              (Bank One of West Virginia LOC),
              3.970% 10/01/12**#................      21,750
                                                  ----------
                                                      23,250
                                                  ----------
            WISCONSIN -- 1.1%
   4,000    Menomonee Falls, Wisconsin
              Industrial Development Authority
              IDR, (Jema, LLC Project) Series
              1994, AMT, (Bank One Milwaukee,
              N.A. LOC),
              4.100% 09/01/14**#................       4,000
  11,100    Wisconsin State Health and
              Educational Facilities Authority
              Revenue, (St. Luke's Medical
              Center Project) Series 1987,
              (First National Bank of Chicago
              LOC),
              3.950% 12/01/17**#................      11,100
  12,000    Wisconsin State Health and
              Educational Facilities Authority
              Revenue, (Wheaton Franciscan
              Services Project) Series 1997,
              (Toronto Dominion Bank LOC),
              3.850% 08/15/16**#................      12,000
                                                  ----------
                                                      27,100
                                                  ----------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $2,417,781).................   2,417,781
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

 SHARES                                            VALUE
 (000)                                             (000)
-----------------------------------------------------------
           INVESTMENT COMPANIES -- 0.0%+
      50   AIM Tax-Exempt Fund................   $       50
     225   Federated Tax-Exempt Money Market
             Fund.............................          225
                                                 ----------
           TOTAL INVESTMENT COMPANIES
             (Cost $275)......................          275
                                                 ----------
           TOTAL INVESTMENTS
             (Cost $2,418,056*)........   99.9%   2,418,056
                                                 ----------
           OTHER ASSETS AND
             LIABILITIES (NET).........    0.1%
           Cash...............................   $       29
           Receivable for Fund shares sold....          569
           Interest receivable................       14,416
           Receivable from investment
             advisor..........................           44
           Payable for Fund shares redeemed...          (14)
           Administration fee payable.........         (206)
           Shareholder servicing and
             distribution fees payable........         (120)
           Dividends payable..................       (6,540)
           Accrued Trustees'/Directors' fees
             and expenses.....................          (93)
           Payable to transfer agent..........       (4,546)
           Accrued expenses and other
             liabilities......................         (222)
                                                 ----------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)................        3,317
                                                 ----------
           NET ASSETS..................  100.0%  $2,421,373
                                                 ==========
           NET ASSETS CONSIST OF:
           Undistributed net investment
             income...........................   $       51
           Accumulated net realized gain on
             investments sold.................            2
           Paid-in capital....................    2,421,320
                                                 ----------
           NET ASSETS.........................   $2,421,373
                                                 ==========


                                                   VALUE
-----------------------------------------------------------
           NET ASSET VALUE, OFFERING
             AND REDEMPTION PRICE PER
             SHARE
           PRIMARY A SHARES:
           ($2,037,742,344 / 2,038,306,968
             shares outstanding)..............        $1.00
                                                      -----
                                                      -----
           PRIMARY B SHARES:
           ($6,834,502 / 6,826,928 shares
             outstanding).....................        $1.00
                                                      -----
                                                      -----
           INVESTOR A SHARES:
           ($43,934,230 / 43,899,612 shares
             outstanding).....................        $1.00
                                                      -----
                                                      -----
           INVESTOR B SHARES:
           ($204,150,158 / 204,013,809 shares
             outstanding).....................        $1.00
                                                      -----
                                                      -----
           INVESTOR C SHARES:
           ($325,844 / 325,698 shares
             outstanding).....................        $1.00
                                                      -----
                                                      -----
           DAILY SHARES:
           ($128,386,241 / 128,218,842 shares
             outstanding).....................        $1.00
                                                      -----
                                                      -----

---------------

 * Aggregate cost for Federal tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2000. These securities are subject to demand features of either one, seven or thirty days.

 + Amount represents less than 0.1%.

 (++) Restricted security (Note 5).

 # Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations Tax Exempt Fund had the following industry concentrations greater than 10% at March 31, 2000 (as a percentage of net assets):
   HealthCare Revenue                                                      13.5%
   Industrial Facilities Revenue                                           11.8%
   Housing Revenue                                                         10.7%
   Pollution Control Revenue                                               10.2%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 34.4%
            U.S. TREASURY BILLS -- 5.3%
$ 75,000    Discount note 04/27/00(+)...........  $   74,691
  25,000    Discount note 06/08/00(+)...........      24,746
                                                  ----------
                                                      99,437
                                                  ----------
            U.S. TREASURY NOTES -- 29.1%
  50,000    5.625% 04/30/00.....................      49,993
  45,000    6.375% 05/15/00(+)..................      45,067
  70,000    5.500% 05/31/00(+)..................      70,005
  70,000    5.375% 06/30/00(+)..................      69,983
  50,000    5.875% 06/30/00(+)..................      50,036
  25,000    5.375% 07/31/00(+)..................      24,993
  75,000    6.000% 08/15/00.....................      74,956
  70,000    6.250% 08/31/00(+)..................      70,143
  20,000    4.000% 10/31/00.....................      19,779
  50,000    5.750% 11/15/00.....................      49,855
  25,000    5.375% 02/15/01.....................      24,781
                                                  ----------
                                                     549,591
                                                  ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $649,028)...................     649,028
                                                  ----------
            REPURCHASE AGREEMENTS -- 83.7%
 470,000    Agreement with ABN AMRO Inc.,
              6.100% dated 03/31/00 to be
              repurchased at $470,239 on
              04/03/00 collateralized by:
              $479,400 U.S. Treasury Strips,
              Interest Only, due
              08/15/07 - 05/15/15...............     470,000
  93,000    Agreement with Barclays Capital
              Inc., 6.100% dated 03/31/00 to be
              repurchased at $93,047 on 04/03/00
              collateralized by: $94,860 U.S.
              Treasury Inflation Linked Note,
              3.625% due 07/15/02...............      93,000
  93,000    Agreement with Bear, Stearns and
              Company, Inc., 6.200% dated
              03/31/00 to be repurchased at
              $93,048 on 04/03/00 collateralized
              by: $97,407 GNMA, 6.500% - 7.500%
              due 10/15/28 - 05/15/29...........      93,000
  50,000    Agreement with Deutsche Bank
              Securities Inc., 5.920%, with a
              final maturity date of 05/15/00.
              Interest receivable as of March
              31, 2000 was $140, collateralized
              by: $51,001 U.S. Treasury Note,
              5.500% due
              08/31/01(++)......................      50,000
  93,000    Agreement with First Union Capital
              Markets, 6.125% dated 03/31/00 to
              be repurchased at $93,047 on
              04/03/00 collateralized by:
              $94,860 GNMA II, 7.125% due
              11/20/27..........................      93,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
$ 93,000    Agreement with Goldman Sachs and
              Company, 6.150% dated 03/31/00 to
              be repurchased at $93,048 on
              04/03/00 collateralized by:
              $91,823 GNMA, 5.500% - 12.500% due
              05/15/00 - 03/15/30; $3,037 GNMA
              II 4.500% - 11.750% due
              11/20/00 - 01/20/30...............  $   93,000
  93,000    Agreement with J.P. Morgan
              Securities Inc., 6.150% dated
              03/31/00 to be repurchased at
              $93,048 on 04/03/00 collateralized
              by: $85,515 GNMA, 6.500% - 8.000%
              due 12/15/22 - 01/15/30; $9,345
              GNMA II, 7.500% due 04/20/29......      93,000
  75,000    Agreement with Lehman Brothers Inc.,
              5.960%, with a final maturity date
              of 05/16/00. Interest receivable
              as of March 31, 2000 was $112,
              collateralized by: $76,491 U.S.
              Treasury Bond, 5.250% - 8.500% due
              02/15/20 - 02/15/29(++)...........      75,000
  59,000    Agreement with Salomon Smith Barney
              Inc., 6.120% dated 03/31/00 to be
              repurchased at $59,030 on 04/03/00
              collateralized by: $60,180 GNMA,
              6.500% - 8.000% due 09/15/28 -
              12/15/28..........................      59,000
 363,520    Agreement with Salomon Smith Barney,
              Inc., Interest is payable monthly.
              The agreement is terminable by the
              Fund daily. The final maturity
              date of the agreement is 04/03/00
              collateralized by: $198,338 U.S.
              Treasury Note, 6.250% - 7.000% due
              10/31/01 - 07/15/06; $172,599 U.S.
              Treasury Bill due 04/20/00++......     363,520
  93,000    Agreement with Westdeutsche
              Landesbank, Girozentrale, 6.200%
              dated 03/31/00 to be repurchased
              at $93,048 on 04/03/00
              collateralized by: $94,860 GNMA,
              7.000% due 07/15/29...............      93,000
                                                  ----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $1,575,520).................   1,575,520
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

SHARES                                              VALUE
 (000)                                              (000)
------------------------------------------------------------
          INVESTMENT COMPANIES -- 1.5%
 26,428   AIM Treasury Fund....................   $   26,428
  2,683   Dreyfus Treasury Cash Management
            Fund...............................        2,683
                                                  ----------
          TOTAL INVESTMENT COMPANIES
            (Cost $29,111).....................       29,111
                                                  ----------
          TOTAL INVESTMENTS
            (Cost $2,253,659*)..........  119.6%   2,253,659
                                                  ----------
          OTHER ASSETS AND
            LIABILITIES (NET)...........  (19.6)%
          Receivable for Fund shares sold......   $      512
          Interest receivable..................        8,637
          Payable for reverse repurchase
            agreements.........................     (363,520)
          Payable for Fund shares redeemed.....           (2)
          Investment advisory fee payable......         (521)
          Administration fee payable...........         (127)
          Shareholder servicing and
            distribution fees payable..........         (402)
          Dividends payable....................       (3,366)
          Accrued Trustees'/Directors' fees and
            expenses...........................         (152)
          Payable to transfer agent............       (9,435)
          Accrued expenses and other
            liabilities........................         (749)
                                                  ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..............................     (369,125)
                                                  ----------
          NET ASSETS....................  100.0%  $1,884,534
                                                  ==========
          NET ASSETS CONSIST OF:
          Accumulated net realized loss on
            investments sold...................   $     (191)
          Paid-in capital......................    1,884,725
                                                  ----------
          NET ASSETS...........................   $1,884,534
                                                  ==========


                                                    VALUE
------------------------------------------------------------
          NET ASSET VALUE, OFFERING AND
            REDEMPTION PRICE PER SHARE
          PRIMARY A SHARES:
          ($503,511,340 / 503,807,692 shares
            outstanding).......................        $1.00
                                                       -----
                                                       -----
          PRIMARY B SHARES:
          ($11,496,372 / 11,503,037 shares
            outstanding).......................        $1.00
                                                       -----
                                                       -----
          INVESTOR A SHARES:
          ($1,044,725,874 / 1,045,305,572
            shares outstanding)................        $1.00
                                                       -----
                                                       -----
          INVESTOR B SHARES:
          ($196,331,468 / 196,444,982 shares
            outstanding).......................        $1.00
                                                       -----
                                                       -----
          INVESTOR C SHARES:
          ($170,072 / 170,126 shares
          outstanding).........................        $1.00
                                                       -----
                                                       -----
          DAILY SHARES:
          ($128,299,188 / 128,392,337 shares
            outstanding).......................        $1.00
                                                       -----
                                                       -----

---------------

 * Aggregate cost for Federal tax purposes.

 (+) Denotes security, or a portion thereof, subject to repurchase under reverse repurchase agreement as of March 31, 2000 (Note 1).

(++) Restricted security (Note 5).

++ Security segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Money Market Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS -- 105.9%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 7.3%
$ 20,650    Discount note 04/18/00........          $ 20,596
   7,608    6.350% 02/01/01...............             7,596
                                                    --------
                                                      28,192
                                                    --------
            FEDERAL HOME LOAN BANK (FHLB) -- 83.1%
  40,330    Discount note 04/03/00........            40,316
   8,000    6.155%+ 04/03/00++............             8,000
  25,000    6.210%+ 04/03/00++............            24,997
  10,000    5.819%+ 04/12/00++............             9,999
  18,000    5.956%+ 04/21/00++............            17,997
   8,000    5.050% 04/26/00...............             8,000
  10,000    5.415% 06/14/00...............             9,997
  40,000    Discount note 06/23/00........            39,448
 125,000    Discount note 06/30/00........           123,115
   5,000    5.750% 09/01/00...............             4,999
   5,000    5.875% 09/07/00...............             4,999
  10,000    6.500% 03/15/01...............             9,991
  20,000    6.660% 04/06/01...............            19,984
                                                    --------
                                                     321,842
                                                    --------
            STUDENT LOAN MARKETING ASSOCIATION
              (SLMA) -- 15.5%
  10,000    6.585%+ 04/04/00++............             9,998
  25,000    6.585%+ 04/04/00++............            24,996
  25,000    6.647%+ 04/04/00++............            24,994
                                                    --------
                                                      59,988
                                                    --------
            TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (Cost $410,022).............           410,022
                                                    --------


                                                    VALUE
                                                    (000)
-----------------------------------------------------------
           TOTAL INVESTMENTS
             (Cost $410,022*)............   105.9% $410,022
                                                   --------
           OTHER ASSETS AND
             LIABILITIES (NET)...........    (5.9)%
           Cash.................................   $      1
           Receivable for Fund shares sold......        354
           Interest receivable..................      1,323
           Investment advisory fee payable......        (35)
           Administration fee payable...........        (27)
           Shareholder servicing and
             distribution fees payable..........        (30)
           Dividends payable....................     (1,712)
           Payable for investment securities
             purchased..........................    (19,984)
           Accrued Trustees'/Directors' fees and
             expenses...........................        (35)
           Payable to transfer agent............     (2,616)
           Accrued expenses and other
             liabilities........................        (66)
                                                   --------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET)..............................    (22,827)
                                                   --------
           NET ASSETS....................   100.0% $387,195
                                                   ========
           NET ASSETS CONSIST OF:
           Accumulated net realized loss on
             investments sold...................   $    (60)
           Paid-in capital......................    387,255
                                                   --------
           NET ASSETS...........................   $387,195
                                                   ========
           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
           PRIMARY A SHARES:
           ($270,879,208 / 270,918,288 shares
             outstanding).......................      $1.00
                                                      -----
                                                      -----
           PRIMARY B SHARES:
           ($583,129 / 583,485 shares
             outstanding).......................      $1.00
                                                      -----
                                                      -----
           INVESTOR A SHARES:
           ($16,002,353 / 16,004,496 shares
             outstanding).......................      $1.00
                                                      -----
                                                      -----
           INVESTOR B SHARES:
           ($81,333,779 / 81,348,450 shares
             outstanding).......................      $1.00
                                                      -----
                                                      -----
           INVESTOR C SHARES:
           ($458,123 / 458,130 shares
             outstanding).......................      $1.00
                                                      -----
                                                      -----
           DAILY SHARES:
           ($17,938,880 / 17,942,551 shares
             outstanding).......................      $1.00
                                                      -----
                                                      -----

---------------

 * Aggregate cost for Federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2000.

++ Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            BANK OBLIGATIONS -- 32.8%
            BANK NOTES -- 7.1%
            First Union National Bank
$ 50,000    6.160%+ 04/01/00++..................  $   50,000
  32,000    6.300%+ 04/01/00++..................      32,000
  75,000    6.410%+ 04/01/00++..................      74,999
  50,000    6.490%+ 04/01/00++..................      50,000
            National City Bank
  50,000    6.735%+ 04/04/00++..................      49,988
  50,000    6.151%+ 04/29/00++..................      49,981
  25,000    6.730% 02/09/01.....................      24,990
  50,000    Northern Rock plc                         50,000
              6.134%+ 06/14/00++##..............
                                                  ----------
                                                     381,958
                                                  ----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 11.8%
  38,000    Barclays Bank plc, (New York)             37,984
              6.680% 02/12/01...................
            Commerzbank AG, (New York)
  25,000    5.770% 07/03/00.....................      24,998
  25,000    6.700% 02/20/01.....................      24,989
  50,000    6.750% 02/22/01.....................      49,979
  25,000    Credit Locale de France/Credit            24,968
              Communal de Belgique, (New York)
              5.960% 10/02/00...................
            Deutsche Bank AG, (New York)
  50,000    6.150% 10/10/00.....................      49,987
  25,000    6.700% 02/28/01.....................      24,989
  50,000    6.700% 03/14/01.....................      49,977
            National Bank of Canada, (New York)
  40,000    5.150% 04/26/00.....................      39,999
  35,000    5.730% 06/28/00.....................      34,998
  75,000    6.035% 09/25/00.....................      74,991
  25,000    6.750% 02/09/01.....................      24,992
            Rabobank Nederland, (New York)
  50,000    6.490% 01/29/01.....................      49,980
  25,000    6.600% 02/01/01.....................      24,990
            Westdeutsche Landesbank,
              Girozentrale
  50,000    6.050% 05/23/00.....................      50,000
  50,000    6.100% 06/15/00.....................      50,000
                                                  ----------
                                                     637,821
                                                  ----------
            TIME DEPOSITS -- EURO -- 13.9%
 105,000    Credit Agricole                          105,000
              6.250% 04/03/00...................
 150,000    Deutsche Bank                            150,000
              6.313% 04/03/00...................
 100,000    First National Bank, Chicago             100,000
              6.320% 04/03/00...................
 250,000    Societe Generale
            6.250% 04/03/00.....................     250,000
 150,000    Westdeutsche Landesbank,                 150,000
              Girozentrale
              6.250% 04/03/00...................
                                                  ----------
                                                     755,000
                                                  ----------
            TOTAL BANK OBLIGATIONS
            (Cost $1,774,779)...................   1,774,779
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CORPORATE OBLIGATIONS -- 52.3%
            COMMERCIAL PAPER -- 39.5%
            Amstel Funding Corporation
$ 50,000    Discount note 06/15/00#.............  $   49,365
  75,000    Discount note 06/16/00#.............      74,029
  20,160    Aon Corporation                           19,931
              Discount note 06/08/00............
            Barton Capital Corporation
  45,024    Discount note 04/03/00..............      45,008
  40,000    Discount note 04/26/00#.............      39,832
  45,000    CC (USA) Inc.                             44,694
              Discount note 05/12/00#...........
            Concord Minutemen Capital Company
              LLC
 100,155    Discount note 04/05/00#.............     100,087
  75,000    Discount note 04/06/00#.............      74,937
  55,000    Discount note 05/02/00#.............      54,711
  25,000    Discount note 07/20/00#.............      24,525
 150,000    Countrywide Home Loans, Inc.             149,949
              Discount note 04/03/00............
  30,000    Edison Securitization LLC                 29,767
              Discount note 05/18/00#...........
  25,000    Finova Capital Corporation                24,813
              Discount note 05/16/00............
            Galaxy Funding Corporation
  25,000    Discount note 05/15/00#.............      24,818
  36,280    Discount note 06/12/00#.............      35,837
  75,000    Discount note 06/22/00..............      73,944
  75,000    Discount note 06/28/00#.............      73,874
  50,000    GE Capital International Funding          49,736
              Inc.
              Discount note 05/03/00#...........
  50,000    General Electric Capital Corporation      49,982
              Discount note 04/03/00............
  14,000    Hitachi America                           13,584
              Discount note 09/18/00............
  30,190    International Securitization              29,890
              Corporation
              Discount note 05/31/00#...........
            MCI WorldCom, Inc.
  25,000    Discount note 05/10/00#.............      24,838
  25,000    Discount note 05/15/00#.............      24,817
            MOAT Funding LLC
  41,570    Discount note 05/03/00#.............      41,345
  50,000    Discount note 05/04/00#.............      49,726
  21,247    Discount note 07/05/00#.............      20,900
            Morgan Stanley Dean Witter and
              Company
  79,700    Discount note 06/13/00..............      78,719
  50,000    Discount note 06/20/00..............      49,322
            Ness LLC
  50,000    Discount note 06/19/00#.............      49,331
  75,000    Discount note 07/19/00#.............      73,592
            Sigma Finance, Inc.
  70,000    Discount note 06/05/00..............      69,230
  50,000    Discount note 07/14/00#.............      49,104
  18,800    Discount note 07/25/00#.............      18,426
  18,830    Discount note 07/27/00#.............      18,449
            Surrey Funding Corporation
  75,000    Discount note 04/03/00..............      74,975
  50,000    Discount note 04/05/00#.............      49,967
 250,000    UBS Finance (Delaware) Inc.              249,913
              Discount note 04/03/00............

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
$ 70,000    Variable Funding Capital Corporation  $   69,964
              Discount note 04/04/00#...........
  38,173    Victory Receivables Corporation
            Discount note 04/25/00#.............      38,022
                                                  ----------
                                                   2,133,953
                                                  ----------
            CORPORATE BONDS AND NOTES -- 12.8%
  20,000    Abbey National Treasury Services plc      19,999
              5.050% 04/17/00...................
  25,000    Bank One Corporation                      25,003
              6.180%+ 06/08/00++................
  43,000    Bayerische Landesbank                     42,963
              6.030%+ 06/15/00++................
            Bear, Stearns and Company, Inc.
  50,000    6.330%+ 04/01/00++..................      50,000
  50,000    6.183%+ 04/30/00++..................      50,000
  25,000    5.750% 06/28/00.....................      25,000
            Credit Suisse First Boston, Inc.
  35,000    6.310%+ 06/21/00++..................      35,000
  15,000    6.310%+ 06/21/00++..................      15,000
  75,000    Ford Motor Credit Company                 74,976
              6.058%+ 05/18/00++................
  50,000    General Electric Capital Corporation      50,000
              6.049%+ 05/12/00++................
  30,000    General Motors Acceptance                 29,997
              Corporation
              5.750% 07/28/00...................
  25,000    Goldman Sachs Group, Inc.                 25,000
              6.100% 08/21/00...................
  27,000    GTE Corporation                           26,997
              6.175%+ 06/12/00++................
            Lehman Brothers Holdings Inc.
  25,000    6.160%+ 05/22/00++..................      25,000
  25,000    6.182% 08/04/00.....................      25,000
            Links Finance LLC
  25,000    6.110%+ 05/16/00++##................      24,998
  10,000    6.290% 10/18/00##...................      10,000
            Morgan Stanley Dean Witter and
              Company
  50,000    6.250%+ 06/15/00++..................      50,000
            Sigma Finance, Inc.
  50,000    6.315%+ 04/01/00++##................      50,000
  25,000    5.440% 05/24/00##...................      25,000
  15,000    5.800% 07/24/00##...................      15,000
                                                  ----------
                                                     694,933
                                                  ----------
            TOTAL CORPORATE OBLIGATIONS
            (Cost $2,828,886)...................   2,828,886
                                                  ----------
            FUNDING AGREEMENTS -- 10.9%
            Anchor National Life Insurance
              Company
  25,000    6.064%+ 04/01/00++(++)..............      25,000
  50,000    6.410%+ 04/01/00++(++)..............      50,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
$ 50,000    Commonwealth Life Insurance Company
              Inc.
            6.400%+ 04/01/00++(++)..............  $   50,000
  50,000    First Allmerica Financial Life            50,000
              Insurance Company
              6.180%+ 05/24/00++(++)............
            GE Financial Assurance/Life of
              Virginia
  50,000    5.845%+ 04/07/00+(++)...............      50,000
  25,000    5.911%+ 04/07/00+(++)...............      25,000
  60,000    Life Insurance Company of Georgia         60,000
              6.104%+ 04/01/00++(++)............
            Metropolitan Life Insurance Company
  45,000    6.130%+ 04/07/00+(++)...............      45,000
  45,000    6.130%+ 04/07/00+(++)...............      45,000
            Monumental Life Insurance Company
              Inc.
  62,000    6.100%+ 04/01/00++(++)..............      62,000
  10,000    6.100%+ 04/01/00++(++)..............      10,000
            Monumental Security Life Insurance
              Company
  20,000    6.100%+ 04/01/00++(++)..............      20,000
  20,000    6.130%+ 04/01/00++(++)..............      20,000
  50,000    Sun America Life Insurance Company        50,000
              of America
              6.094%+ 04/01/00++(++)............
  25,000    Travelers Life Insurance Company          25,000
              5.973%+ 04/01/00++(++)............
                                                  ----------
            TOTAL FUNDING AGREEMENTS
            (Cost $587,000).....................     587,000
                                                  ----------
            REPURCHASE AGREEMENTS -- 4.1%
  75,000    Agreement with Lehman Brothers Inc.,      75,000
              6.300% dated 03/31/00 to be
              repurchased at $75,039 on 04/03/00
              collateralized by: $28,867 FNMA,
              5.625% due 05/14/04; $47,622 FHLB,
              discount note due 06/15/09........
 150,000    Agreement with Salomon Smith Barney      150,000
              Inc., 6.250% dated 03/31/00 to be
              repurchased at $150,078 on
              04/03/00 collateralized by:
              $104,439 FHLB, discount note due
              07/31/00 - 06/25/12; $49,239
              FHLMC, discount note due 12/15/17;
              $948 FNMA,
              7.250% due 01/15/10 - 03/28/28....
                                                  ----------
            TOTAL REPURCHASE AGREEMENTS
            (Cost $225,000).....................     225,000
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

 SHARES                                            VALUE
 (000)                                             (000)
-----------------------------------------------------------
           INVESTMENT COMPANIES -- 1.4%
  59,844   AIM Liquid Asset Portfolio.........   $   59,844
   2,917   AIM Prime Fund.....................        2,917
  11,615   Dreyfus Cash Management Plus
             Fund.............................       11,615
                                                 ----------
           TOTAL INVESTMENT COMPANIES
           (Cost $74,376).....................       74,376
                                                 ----------
           TOTAL INVESTMENTS
             (Cost $5,490,041*)........  101.5%   5,490,041
                                                 ----------
           OTHER ASSETS AND LIABILITIES
             (NET).....................  (1.5)%
           Receivable for Fund shares sold....   $    3,876
           Interest receivable................       27,759
           Payable for Fund shares redeemed...          (20)
           Investment advisory fee payable....       (1,714)
           Administration fee payable.........         (368)
           Shareholder servicing and
             distribution fees payable........         (942)
           Due to custodian...................          (86)
           Dividends payable..................      (17,688)
           Accrued Trustees'/Directors' fees
             and expenses.....................         (224)
           Payable to transfer agent..........      (90,745)
           Accrued expenses and other
             liabilities......................         (968)
                                                 ----------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET)............................      (81,120)
                                                 ----------
           NET ASSETS..................  100.0%  $5,408,921
                                                 ==========
           NET ASSETS CONSIST OF:
           Accumulated net realized loss on
             investments sold.................   $     (667)
           Paid-in capital....................    5,409,588
                                                 ----------
           NET ASSETS.........................   $5,408,921
                                                 ==========


                                                   VALUE
-----------------------------------------------------------
           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
           PRIMARY A SHARES:
           ($2,742,000,796 / 2,742,491,599
             shares outstanding)..............        $1.00
                                                 ==========
           PRIMARY B SHARES:
           ($83,729,607 / 83,733,331 shares
             outstanding).....................        $1.00
                                                 ==========
           INVESTOR A SHARES:
           ($589,804,395 / 589,911,124 shares
             outstanding).....................        $1.00
                                                 ==========
           INVESTOR B SHARES:
           ($730,983,798 / 731,097,425 shares
             outstanding).....................        $1.00
                                                 ==========
           INVESTOR C SHARES:
           ($8,824,106 / 8,826,115 shares
             outstanding).....................        $1.00
                                                 ==========
           DAILY SHARES:
           ($1,234,026,286 / 1,234,430,141
             shares outstanding)..............        $1.00
                                                 ==========
           MARSICO SHARES:
           ($19,551,551 / 19,551,682 shares
             outstanding).....................        $1.00
                                                 ==========

---------------

 * Aggregate cost for Federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2000.

 ++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.

 (++) Restricted security (Note 5).

 + Security subject to a demand feature which allows the fund to put the security back to the issuer within 7 to 180 calendar days. The interest rate shown reflects the rate in effect at March 31, 2000.

 # Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

ABBREVIATIONS:

AMBAC      American Municipal Bond Assurance Corporation
AMT        Alternative Minimum Tax
BAN        Bond Anticipation Note
CFC        Cooperative Finance Corporation
FGIC       Financial Guaranty Insurance Corporation
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance
GIC        Guaranteed Investment Contracts
GO         General Obligation
IDR        Industrial Development Revenue
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
SBPA       Standby Bond Purchase Agreement
SLMA       Student Loan Marketing Association
TAN        Tax Anticipation Note
TRAN       Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS
For the year ended March 31, 2000

                                                                                               GOVERNMENT
                                                         TAX EXEMPT          TREASURY         MONEY MARKET          PRIME
                                                       -----------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest Income....................................    $       84,076     $      109,881     $       25,492     $      327,443
Dividend Income....................................                 4                 --                 --                 --
                                                       --------------     --------------     --------------     --------------
    Total Investment income........................            84,080            109,881             25,492            327,443
                                                       --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee............................             6,533              4,245              1,231             12,019
Administration fee.................................             2,406              2,112                478              5,978
Transfer agent fees................................               422                380                 91              1,058
Custodian fees.....................................               136                150                 32                343
Legal and audit fees...............................               119                113                 80                188
Registration and filing fees.......................                79                 89                 78                120
Trustees'/Directors' fees and expenses.............                19                 19                 19                 19
Other..............................................               370                221                112                978
                                                       --------------     --------------     --------------     --------------
    Subtotal.......................................            10,084              7,329              2,121             20,703
Shareholder servicing and distribution fees:
  Primary B Shares.................................                24                 36                  3                 57
  Investor A Shares................................               160              3,801                 69              2,346
  Investor B Shares................................               741                790                282              2,401
  Investor C Shares................................                 1                  1                  1                 30
  Daily Shares.....................................             1,269              1,164                231             12,744
  Marsico Shares...................................                --                 --                 --                 53
                                                       --------------     --------------     --------------     --------------
    Total expenses.................................            12,279             13,121              2,707             38,334
Fees waived by investment adviser, administrator
  and/or distributor...............................            (3,475)            (1,532)              (833)            (7,045)
Fees reduced by credits allowed by the custodian...                --                 (9)                --*                (5)
                                                       --------------     --------------     --------------     --------------
    Net expenses...................................             8,804             11,580              1,874             31,284
                                                       --------------     --------------     --------------     --------------
NET INVESTMENT INCOME..............................            75,276             98,301             23,618            296,159
                                                       --------------     --------------     --------------     --------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS:...........                 2                 --                  1                (41)
                                                       --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................    $       75,278     $       98,301     $       23,619     $      296,118
                                                       ==============     ==============     ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [This page intentionally left blank.]

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                           TAX EXEMPT
                                                                 ------------------------------
                                                                  YEAR ENDED        YEAR ENDED
                                                                   3/31/00           3/31/99
                                                                 ------------------------------
(IN THOUSANDS)
Net investment income.......................................    $       75,276    $       82,678
Net realized gain/(loss) on investments.....................                 2               165
                                                                --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            75,278            82,843
Distributions to shareholders from net investment income:
  Primary A Shares..........................................           (62,608)          (65,819)
  Primary B Shares..........................................              (285)             (273)
  Investor A Shares.........................................            (1,300)           (3,650)
  Investor B Shares.........................................            (6,269)           (7,511)
  Investor C Shares.........................................               (10)             (964)
  Daily Shares..............................................            (4,804)           (4,469)
  Marsico Shares............................................                --                --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          (367,603)          277,351
                                                                --------------    --------------
Net increase/(decrease) in net assets.......................          (367,601)          277,508
NET ASSETS:
Beginning of year...........................................         2,788,974         2,511,466
                                                                --------------    --------------
End of year.................................................    $    2,421,373    $    2,788,974
                                                                ==============    ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of year..................    $           51    $           --
                                                                ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

               TREASURY                   GOVERNMENT MONEY MARKET                    PRIME
    -------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/00          3/31/99          3/31/00          3/31/99          3/31/00          3/31/99
-------------------------------------------------------------------------------------------------------
    $       98,301   $      130,986   $       23,618   $       19,374   $      296,159   $      336,404
                --               (9)               1                2              (41)              17
    --------------   --------------   --------------   --------------   --------------   --------------
            98,301          130,977           23,619           19,376          296,118          336,421
           (30,332)         (35,810)         (17,337)         (12,220)        (142,973)        (144,712)
              (673)            (715)             (49)             (82)          (1,146)          (1,010)
           (49,488)         (70,376)            (932)            (991)         (32,376)         (87,660)
           (10,514)         (15,860)          (3,819)          (4,572)         (34,055)         (34,889)
                (9)            (182)             (18)             (65)            (604)          (2,729)
            (7,285)          (8,054)          (1,463)          (1,457)         (83,948)         (65,322)
                --               --               --               --           (1,056)             (83)
          (560,076)        (276,945)         (29,257)          86,342       (2,007,472)       1,815,548
    --------------   --------------   --------------   --------------   --------------   --------------
          (560,076)        (276,965)         (29,256)          86,331       (2,007,512)       1,815,564
         2,444,610        2,721,575          416,451          330,120        7,416,433        5,600,869
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,884,534   $    2,444,610   $      387,195   $      416,451   $    5,408,921   $    7,416,433
    ==============   ==============   ==============   ==============   ==============   ==============
    $           --   $           --   $           --   $           --   $           --   $           (1)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENT OF CASH FLOWS
For the year ended March 31, 2000

                                                                        TREASURY
                                                                         (000)
                                                                ------------------------
CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
  Investment income received................................    $   112,557
  Payment of operating expenses.............................        (11,101)
  Net reduction from reverse repurchase agreements
    outstanding.............................................       (166,448)
  Net sales of short-term investments.......................      1,003,873
                                                                -----------
Cash provided by operating and investing activities.........                   $ 938,881
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold............................      3,993,056
  Payment on shares redeemed................................     (4,846,304)
  Distributions paid*.......................................        (85,804)
                                                                -----------
Cash used by financing activities...........................                    (939,052)
                                                                               ---------
  Decrease in cash..........................................                   $    (171)
  Cash at beginning of year.................................                         171
                                                                               ---------
  Cash at end of year.......................................                   $      --
                                                                               =========
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                   $  98,301
  Decrease in investments...................................    $ 1,004,871
  Decrease in payable for reverse repurchase agreement
    transactions............................................       (166,448)
  Decrease in interest and dividends receivable.............          1,678
  Decrease in other assets..................................             54
  Increase in accrued expenses and other payables...........            425
                                                                -----------
Cash provided by operating and investing activities.........                   $ 938,881
                                                                               =========

---------------
* Non-cash activities include reinvestment of dividends of $13,636.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                            TAX EXEMPT                               TREASURY
                                                  YEAR ENDED         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                MARCH 31, 2000     MARCH 31, 1999       MARCH 31, 2000     MARCH 31, 1999
                                                 ------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold........................................    $ 1,659,136        $ 2,239,774          $   528,841        $   745,038
  Issued in exchange for Institutional Shares
    of Emerald (Note 8):
    Tax-Exempt Fund...........................             --            111,309                   --                 --
    Treasury Fund.............................             --                 --                   --            280,819
  Issued in exchange for assets of Nationsbank
    Common Trust Municipal Temp Fund (Note
    8)........................................             --             52,112                   --                 --
  Issued as reinvestment of dividends.........            501              1,384                   59                 68
  Redeemed....................................     (1,754,045)        (2,273,641)            (791,845)          (874,634)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $   (94,408)       $   130,938          $  (262,945)       $   151,291
                                                  ===========        ===========          ===========        ===========
PRIMARY B SHARES:
  Sold........................................    $    35,021        $    35,307          $    28,668        $    49,612
  Issued as reinvestment of dividends.........              2                  1                   --                 --
  Redeemed....................................        (38,425)           (33,799)             (37,486)           (41,055)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $    (3,402)       $     1,509          $    (8,818)       $     8,557
                                                  ===========        ===========          ===========        ===========
INVESTOR A SHARES:
  Sold........................................    $    92,393        $   515,758          $ 2,595,557        $ 3,421,643
  Issued in exchange for Service Shares of
    Emerald (Note 8):
    Tax-Exempt Fund...........................             --                551                   --                 --
    Treasury Fund.............................             --                 --                   --            518,802
  Issued as reinvestment of dividends.........          1,278              3,340                2,922              7,103
  Redeemed....................................       (103,429)          (637,759)          (2,729,986)        (4,132,631)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $    (9,758)       $  (118,110)         $  (131,507)       $  (185,083)
                                                  ===========        ===========          ===========        ===========
INVESTOR B SHARES:
  Sold........................................    $   433,728        $   718,176          $   658,880        $ 2,050,523
  Issued as reinvestment of dividends.........          5,615              6,745                5,968              8,372
  Redeemed....................................       (494,662)          (715,284)            (730,356)        (2,343,796)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $   (55,319)       $     9,637          $   (65,508)       $  (284,901)
                                                  ===========        ===========          ===========        ===========
INVESTOR C SHARES:
  Sold........................................    $       370        $    77,602          $        28        $     8,917
  Issued as reinvestment of dividends.........              5                894                    9                175
  Redeemed....................................           (267)          (145,795)                 (42)           (17,212)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $       108        $   (67,299)         $        (5)       $    (8,120)
                                                  ===========        ===========          ===========        ===========
DAILY SHARES:
  Sold........................................    $   270,242        $   579,655          $   156,645        $   668,946
  Issued in exchange for Retail Shares of
    Emerald (Note 8):
    Tax-Exempt Fund...........................             --             58,840                   --                 --
    Treasury Fund.............................             --                 --                   --             75,614
  Issued as reinvestment of dividends.........          4,714              4,438                4,678              5,812
  Redeemed....................................       (479,780)          (322,257)            (252,616)          (709,061)
                                                  -----------        -----------          -----------        -----------
  Net increase/(decrease).....................    $  (204,824)       $   320,676          $   (91,293)       $    41,311
                                                  ===========        ===========          ===========        ===========
  Total net increase/(decrease)...............    $  (367,603)       $   277,351          $  (560,076)       $  (276,945)
                                                  ===========        ===========          ===========        ===========

---------------

* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                     GOVERNMENT MONEY MARKET                          PRIME
                                                  YEAR ENDED         YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                MARCH 31, 2000     MARCH 31, 1999       MARCH 31, 2000     MARCH 31, 1999
                                                 ------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold........................................     $ 817,399         $   799,733          $ 3,155,768        $ 2,884,029
  Issued in exchange for Institutional Shares
    of Emerald Prime Fund (Note 8)............            --                  --                                 351,001
  Issued as reinvestment of dividends.........            59                  14                1,947              3,278
  Redeemed....................................      (822,255)           (741,571)          (3,569,068)        (2,937,008)
                                                   ---------         -----------          -----------        -----------
  Net increase/(decrease).....................     $  (4,797)        $    58,176          $  (411,353)       $   301,300
                                                   =========         ===========          ===========        ===========
PRIMARY B SHARES:
  Sold........................................     $   8,557         $     6,527          $   186,771        $   184,200
  Issued as reinvestment of dividends.........            --                  --                   --                 --
  Redeemed....................................        (9,272)             (7,041)            (184,690)          (110,683)
                                                   ---------         -----------          -----------        -----------
  Net increase/(decrease).....................     $    (715)        $      (514)         $     2,081        $    73,517
                                                   =========         ===========          ===========        ===========
INVESTOR A SHARES:
  Sold........................................     $ 301,379         $    88,851          $ 2,984,063        $ 6,032,561
  Issued in exchange for Service Shares of
    Emerald Prime Fund (Note 8)...............            --                  --                   --          1,222,395
  Issued as reinvestment of dividends.........           752                 920               31,183             60,480
  Redeemed....................................      (300,053)            (99,654)          (3,121,140)        (8,326,879)
                                                   ---------         -----------          -----------        -----------
  Net increase/(decrease).....................     $   2,078         $    (9,883)         $  (105,894)       $(1,011,443)
                                                   =========         ===========          ===========        ===========
INVESTOR B SHARES:
  Sold........................................     $ 317,218         $ 1,221,157          $ 2,436,021        $ 3,900,160
  Issued as reinvestment of dividends.........         3,544               3,747               32,005             31,563
  Redeemed....................................      (321,509)         (1,219,880)          (2,475,710)        (4,037,571)
                                                   ---------         -----------          -----------        -----------
  Net increase/(decrease).....................     $    (747)        $     5,024          $    (7,684)       $  (105,848)
                                                   =========         ===========          ===========        ===========
INVESTOR C SHARES:
  Sold........................................     $     428         $     1,991          $     9,365        $   105,867
  Issued as reinvestment of dividends.........            18                  62                  548              2,522
  Redeemed....................................           (31)             (5,380)             (12,126)          (193,462)
                                                   ---------         -----------          -----------        -----------
  Net increase/(decrease).....................     $     415         $    (3,327)         $    (2,213)       $   (85,073)
                                                   =========         ===========          ===========        ===========
DAILY SHARES:
  Sold........................................     $ 287,994         $   630,871          $ 1,005,415        $ 3,067,562
  Issued in exchange for Retail Shares of
    Emerald Prime Fund (Note 8)...............            --                  --                   --            601,006
  Issued as reinvestment of dividends.........         1,367               1,438               82,089             64,860
  Redeemed....................................      (314,852)           (595,443)          (2,571,494)        (1,108,303)
                                                   ---------         -----------          -----------        -----------
  Net increase/(decrease).....................     $ (25,491)        $    36,866          $(1,483,990)       $ 2,625,125
                                                   =========         ===========          ===========        ===========
MARSICO SHARES:+
  Sold........................................     $      --         $        --          $   131,075        $    22,087
  Issued as reinvestment of dividends.........            --                  --                1,055                 23
  Redeemed....................................            --                  --             (130,549)            (4,140)
                                                   ---------         -----------          -----------        -----------
  Net increase/(decrease).....................     $      --         $        --          $     1,581        $    17,970
                                                   =========         ===========          ===========        ===========
  Total net increase/(decrease)...............     $ (29,257)        $    86,342          $(2,007,472)       $ 1,815,548
                                                   =========         ===========          ===========        ===========

---------------

* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Marsico Shares were first offered on January 26, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank]

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.


                                                                NET ASSET                  DIVIDENDS
                                                                  VALUE         NET         FROM NET
                                                                BEGINNING    INVESTMENT    INVESTMENT
                                                                 OF YEAR       INCOME        INCOME
                                                                -------------------------------------
TAX EXEMPT
PRIMARY A SHARES
Year ended 3/31/2000........................................      $1.00       $0.0321       $(0.0321)
Year ended 3/31/1999........................................       1.00        0.0312        (0.0312)
Year ended 3/31/1998........................................       1.00        0.0345        (0.0345)
Year ended 3/31/1997........................................       1.00        0.0324        (0.0324)
Period ended 3/31/1996(a)...................................       1.00        0.0112        (0.0112)
Year ended 11/30/1995.......................................       1.00        0.0361        (0.0361)
PRIMARY B SHARES
Year ended 3/31/2000........................................      $1.00       $0.0296       $(0.0296)
Year ended 3/31/1999........................................       1.00        0.0288        (0.0288)
Year ended 3/31/1998........................................       1.00        0.0320        (0.0320)
Year ended 3/31/1997........................................       1.00        0.0300        (0.0300)
Period ended 3/31/1996(a)...................................       1.00        0.0104        (0.0104)
Year ended 11/30/1995.......................................       1.00        0.0335        (0.0335)
INVESTOR A SHARES
Year ended 3/31/2000........................................      $1.00       $0.0286       $(0.0286)
Year ended 3/31/1999........................................       1.00        0.0278        (0.0278)
Year ended 3/31/1998........................................       1.00        0.0316        (0.0316)
Year ended 3/31/1997........................................       1.00        0.0300        (0.0300)
Period ended 3/31/1996(a)...................................       1.00        0.0104        (0.0104)
Year ended 11/30/1995.......................................       1.00        0.0335        (0.0335)
INVESTOR B SHARES
Year ended 3/31/2000........................................      $1.00       $0.0298       $(0.0298)
Year ended 3/31/1999........................................       1.00        0.0293        (0.0293)
Year ended 3/31/1998........................................       1.00        0.0325        (0.0325)
Year ended 3/31/1997........................................       1.00        0.0307        (0.0307)
Period ended 3/31/1996(a)...................................       1.00        0.0106        (0.0106)
Year ended 11/30/1995.......................................       1.00        0.0342        (0.0342)
INVESTOR C SHARES
Year ended 3/31/2000........................................      $1.00       $0.0296       $(0.0296)
Year ended 3/31/1999........................................       1.00        0.0288        (0.0288)
Year ended 3/31/1998........................................       1.00        0.0323        (0.0323)
Year ended 3/31/1997........................................       1.00        0.0311        (0.0311)
Period ended 3/31/1996(a)...................................       1.00        0.0107        (0.0107)
Year ended 11/30/1995.......................................       1.00        0.0346        (0.0346)
DAILY SHARES
Year ended 3/31/2000........................................      $1.00       $0.0271       $(0.0271)
Year ended 3/31/1999........................................       1.00        0.0263        (0.0263)
Year ended 3/31/1998........................................       1.00        0.0295        (0.0295)
Year ended 3/31/1997........................................       1.00        0.0270        (0.0270)
Period ended 3/31/1996(a)...................................       1.00        0.0090        (0.0090)
Period ended 11/30/1995*....................................       1.00        0.0243        (0.0243)

---------------

  * Tax Exempt Daily Shares commenced operations on February 10, 1995.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     WITHOUT WAIVERS
                                                                     AND/OR EXPENSE
                                                                     REIMBURSEMENTS
                                                                     ---------------
                                       RATIO OF        RATIO OF         RATIO OF
                         NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
 NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
   VALUE       TOTAL        YEAR      AVERAGE NET   TO AVERAGE NET     AVERAGE NET
END OF YEAR   RETURN++     (000)        ASSETS          ASSETS           ASSETS
------------------------------------------------------------------------------------
                3.26%    $2,037,742      0.30%           3.20%            0.42%
   $1.00
                3.17      2,132,148      0.30(b)         3.11             0.55(b)
    1.00
                3.48      2,001,083      0.30(b)         3.43             0.56(b)
    1.00
                3.29      1,184,313      0.30            3.25             0.55
    1.00
                1.12      1,078,764      0.30+           3.35+            0.58+
    1.00
                3.68        905,125      0.30            3.62             0.57
    1.00
                3.00%    $    6,835      0.55%           2.95%            0.67%
   $1.00
                2.91         10,236      0.55(b)         2.86             0.80(b)
    1.00
                3.22          8,726      0.55(b)         3.18             0.81(b)
    1.00
                3.04         13,151      0.55            3.00             0.80
    1.00
                1.04          9,370      0.55+           3.10+            0.83+
    1.00
                3.39         11,666      0.55            3.37             0.82
    1.00
                2.90%    $   43,934      0.65%           2.85%            0.77%
   $1.00
                2.81         53,693      0.65(b)         2.76             0.90(b)
    1.00
                3.20        171,786      0.58(b)         3.15             0.84(b)
    1.00
                3.04        145,337      0.55            3.00             0.80
    1.00
                1.04        128,414      0.55+           3.10+            0.83+
    1.00
                3.40        126,207      0.55            3.37             0.82
    1.00
                3.02%    $  204,150      0.53%           2.97%            0.75%
   $1.00
                2.97        259,469      0.50(b)         2.91             0.90(b)
    1.00
                3.30        249,819      0.50(b)         3.23             0.76(b)
    1.00
                3.11        228,601      0.50            3.05             0.75
    1.00
                1.06        132,914      0.50+           3.15+            0.78+
    1.00
                3.47         86,374      0.50            3.42             0.77
    1.00
                3.00%    $      326      0.55%           2.95%            0.67%
   $1.00
                2.91            218      0.55(b)         2.86             0.80(b)
    1.00
                3.26         67,511      0.48(b)         3.25             0.74(b)
    1.00
                3.15         62,761      0.45            3.10             0.70
    1.00
                1.07         66,743      0.45+           3.20+            0.73+
    1.00
                3.52         41,409      0.45            3.47             0.72
    1.00
                2.74%    $  128,386      0.80%           2.70%            1.12%
   $1.00
                2.66        333,210      0.80(b)         2.61             1.25(b)
    1.00
                2.98         12,541      0.80(b)         2.93             1.06(b)
    1.00
                2.73          2,334      0.80            2.75             1.05
    1.00
                0.91              2      0.69+           2.96+            0.97+
    1.00
                2.61              2      0.45+           3.47+            0.72+
    1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                  DIVIDENDS
                                                                  VALUE         NET         FROM NET
                                                                BEGINNING    INVESTMENT    INVESTMENT
                                                                 OF YEAR       INCOME        INCOME
                                                                -------------------------------------
TREASURY
PRIMARY A SHARES
Year ended 3/31/2000........................................      $1.00       $0.0493       $(0.0493)
Year ended 3/31/1999........................................       1.00        0.0499        (0.0499)
Year ended 3/31/1998........................................       1.00        0.0531        (0.0531)
Year ended 3/31/1997........................................       1.00        0.0509        (0.0509)
Period ended 3/31/1996(a)...................................       1.00        0.0458        (0.0458)#
Year ended 5/31/1995........................................       1.00        0.0494        (0.0494)#
PRIMARY B SHARES
Year ended 3/31/2000........................................      $1.00       $0.0468       $(0.0468)
Year ended 3/31/1999........................................       1.00        0.0474        (0.0474)
Year ended 3/31/1998........................................       1.00        0.0506        (0.0506)
Year ended 3/31/1997........................................       1.00        0.0484        (0.0484)
Period ended 3/31/1996(a)...................................       1.00        0.0437        (0.0437)#
Period ended 5/31/1995*.....................................       1.00        0.0449        (0.0449)#
INVESTOR A SHARES
Year ended 3/31/2000........................................      $1.00       $0.0458       $(0.0458)
Year ended 3/31/1999........................................       1.00        0.0464        (0.0464)
Year ended 3/31/1998........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1997........................................       1.00        0.0474        (0.0474)
Period ended 3/31/1996(a)...................................       1.00        0.0429        (0.0429)#
Year ended 5/31/1995........................................       1.00        0.0457        (0.0457)#
INVESTOR B SHARES
Year ended 3/31/2000........................................      $1.00       $0.0468       $(0.0468)
Year ended 3/31/1999........................................       1.00        0.0474        (0.0474)
Year ended 3/31/1998........................................       1.00        0.0506        (0.0506)
Year ended 3/31/1997........................................       1.00        0.0484        (0.0484)
Period ended 3/31/1996(a)...................................       1.00        0.0437        (0.0437)#
Year ended 5/31/1995........................................       1.00        0.0468        (0.0468)#
INVESTOR C SHARES
Year ended 3/31/2000........................................      $1.00       $0.0468       $(0.0468)
Year ended 3/31/1999........................................       1.00        0.0474        (0.0474)
Year ended 3/31/1998........................................       1.00        0.0506        (0.0506)
Year ended 3/31/1997........................................       1.00        0.0484        (0.0484)
Period ended 3/31/1996(a)...................................       1.00        0.0437        (0.0437)#
Year ended 5/31/1995........................................       1.00        0.0468        (0.0468)#
DAILY SHARES
Year ended 3/31/2000........................................      $1.00       $0.0443       $(0.0443)
Year ended 3/31/1999........................................       1.00        0.0449        (0.0449)
Year ended 3/31/1998........................................       1.00        0.0481        (0.0481)
Year ended 3/31/1997........................................       1.00        0.0455        (0.0455)
Period ended 3/31/1996(a)...................................       1.00        0.0404        (0.0404)
Period ended 5/31/1995*.....................................       1.00        0.0167        (0.0167)

---------------

  * Treasury Primary B and Daily Shares commenced operations on June 16, 1994 and February 9, 1995, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount includes distributions from net realized gains of less than $0.0001 per share.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      WITHOUT WAIVERS
                                                                      AND/OR EXPENSE
                                                                      REIMBURSEMENTS
                                                                      ---------------
                                       RATIO OF        RATIO OF          RATIO OF
                         NET ASSETS    OPERATING    NET INVESTMENT       OPERATING
 NET ASSET                 END OF     EXPENSES TO    INCOME/(LOSS)      EXPENSES TO
   VALUE       TOTAL        YEAR      AVERAGE NET   TO AVERAGE NET      AVERAGE NET
END OF YEAR   RETURN++     (000)        ASSETS          ASSETS            ASSETS
-------------------------------------------------------------------------------------
   $1.00        5.04%    $  503,511      0.30%(b)        4.90%             0.35%(b)
    1.00        5.10        766,456      0.30(b)         5.01              0.35(b)
    1.00        5.43        615,185      0.30            5.31              0.35
    1.00        5.22      1,345,585      0.30            5.09              0.35
    1.00        4.67        821,030      0.30+           5.52+             0.37+
    1.00        5.05      2,896,868      0.30            4.99              0.35
   $1.00        4.78%    $   11,496      0.55%(b)        4.65%             0.60%(b)
    1.00        4.84         20,315      0.55(b)         4.76              0.60(b)
    1.00        5.18         11,764      0.55            5.06              0.60
    1.00        4.96         55,170      0.55            4.84              0.60
    1.00        4.46         47,488      0.55+           5.27+             0.62+
    1.00        4.56         56,815      0.55+           4.74+             0.60+
   $1.00        4.68%    $1,044,726      0.65%(b)        4.55%             0.70%(b)
    1.00        4.74      1,176,233      0.65(b)         4.66              0.70(b)
    1.00        5.06      1,361,214      0.65            4.96              0.70
    1.00        4.85        719,199      0.65            4.74              0.70
    1.00        4.36         89,584      0.65+           5.17+             0.72+
    1.00        4.65        107,475      0.67            4.62              0.72
   $1.00        4.78%    $  196,332      0.55%(b)        4.65%             0.70%(b)
    1.00        4.84        261,840      0.55(b)         4.76              0.70(b)
    1.00        5.18        546,833      0.55            5.06              0.60
    1.00        4.96        973,297      0.55            4.84              0.60
    1.00        4.46      1,525,048      0.55+           5.27+             0.62+
    1.00        4.76         52,564      0.56            4.73              0.61
   $1.00        4.78%    $      170      0.55%(b)        4.65%             0.60%(b)
    1.00        4.84            175      0.55(b)         4.76              0.60(b)
    1.00        5.18          8,295      0.55            5.06              0.60
    1.00        4.96         13,868      0.55            4.84              0.60
    1.00        4.46          8,783      0.55+           5.27+             0.62+
    1.00        4.76          6,373      0.56            4.73              0.61
   $1.00        4.52%    $  128,299      0.80%(b)        4.40%             1.05%(b)
    1.00        4.58        219,592      0.80(b)         4.51              1.05(b)
    1.00        4.92        178,284      0.80            4.81              0.85
    1.00        4.66         16,323      0.80            4.59              0.85
    1.00        4.09              2      0.64+           5.18+             0.71+
    1.00        1.67              2      0.55+           4.74+             0.60+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                  DIVIDENDS
                                                                  VALUE         NET         FROM NET
                                                                BEGINNING    INVESTMENT    INVESTMENT
                                                                 OF YEAR       INCOME        INCOME
                                                                -------------------------------------
GOVERNMENT MONEY MARKET
PRIMARY A SHARES
Year ended 3/31/2000........................................      $1.00       $0.0501       $(0.0501)
Year ended 3/31/1999........................................       1.00        0.0497        (0.0497)
Year ended 3/31/1998........................................       1.00        0.0524        (0.0524)
Year ended 3/31/1997........................................       1.00        0.0503        (0.0503)
Period ended 3/31/1996(a)...................................       1.00        0.0173        (0.0173)
Year ended 11/30/1995.......................................       1.00        0.0558        (0.0558)
PRIMARY B SHARES
Year ended 3/31/2000........................................      $1.00       $0.0475       $(0.0475)
Year ended 3/31/1999........................................       1.00        0.0472        (0.0472)
Year ended 3/31/1998........................................       1.00        0.0499        (0.0499)
Year ended 3/31/1997........................................       1.00        0.0478        (0.0478)
Period ended 3/31/1996(a)...................................       1.00        0.0165        (0.0165)
Year ended 11/30/1995.......................................       1.00        0.0533        (0.0533)
INVESTOR A SHARES
Year ended 3/31/2000........................................      $1.00       $0.0465       $(0.0465)
Year ended 3/31/1999........................................       1.00        0.0462        (0.0462)
Year ended 3/31/1998........................................       1.00        0.0489        (0.0489)
Year ended 3/31/1997........................................       1.00        0.0468        (0.0468)
Period ended 3/31/1996(a)...................................       1.00        0.0162        (0.0162)
Year ended 11/30/1995.......................................       1.00        0.0522        (0.0522)
INVESTOR B SHARES
Year ended 3/31/2000........................................      $1.00       $0.0475       $(0.0475)
Year ended 3/31/1999........................................       1.00        0.0472        (0.0472)
Year ended 3/31/1998........................................       1.00        0.0499        (0.0499)
Year ended 3/31/1997........................................       1.00        0.0478        (0.0478)
Period ended 3/31/1996(a)...................................       1.00        0.0165        (0.0165)
Year ended 11/30/1995.......................................       1.00        0.0532        (0.0532)
INVESTOR C SHARES
Year ended 3/31/2000........................................      $1.00       $0.0476       $(0.0476)
Year ended 3/31/1999........................................       1.00        0.0472        (0.0472)
Year ended 3/31/1998........................................       1.00        0.0499        (0.0499)
Year ended 3/31/1997........................................       1.00        0.0478        (0.0478)
Period ended 3/31/1996(a)...................................       1.00        0.0165        (0.0165)
Year ended 11/30/1995.......................................       1.00        0.0532        (0.0532)
DAILY SHARES
Year ended 3/31/2000........................................      $1.00       $0.0450       $(0.0450)
Year ended 3/31/1999........................................       1.00        0.0447        (0.0447)
Year ended 3/31/1998........................................       1.00        0.0474        (0.0474)
Year ended 3/31/1997........................................       1.00        0.0453        (0.0453)
Period ended 3/31/1996(a)...................................       1.00        0.0157        (0.0157)
Period ended 11/30/1995*....................................       1.00        0.0418        (0.0418)

---------------

  * Government Money Market Daily Shares commenced operations on February 10, 1995.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     WITHOUT WAIVERS
                                                                     AND/OR EXPENSE
                                                                     REIMBURSEMENTS
                                                                     ---------------
                                       RATIO OF        RATIO OF         RATIO OF
                         NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
 NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
   VALUE       TOTAL        YEAR      AVERAGE NET   TO AVERAGE NET     AVERAGE NET
END OF YEAR   RETURN++     (000)        ASSETS          ASSETS           ASSETS
------------------------------------------------------------------------------------
   $1.00        5.12%     $270,879       0.30%(b)        5.06%            0.44%(b)
    1.00        5.08       275,677       0.30(b)         4.97             0.58(b)
    1.00        5.39       217,506       0.30            5.25             0.59
    1.00        5.18       299,395       0.30            5.03             0.57
    1.00        1.74       336,771       0.30+           5.20+            0.59+
    1.00        5.72       332,895       0.30            5.58             0.57
   $1.00        4.86%     $    583       0.55%(b)        4.81%            0.69%(b)
    1.00        4.82         1,298       0.55(b)         4.72             0.83(b)
    1.00        5.12         1,812       0.55            5.00             0.84
    1.00        4.93        19,450       0.55            4.78             0.82
    1.00        1.66        31,581       0.55+           4.95+            0.84+
    1.00        5.45        27,122       0.55            5.33             0.82
   $1.00        4.75%     $ 16,002       0.65%(b)        4.71%            0.79%(b)
    1.00        4.72        13,924       0.65(b)         4.62             0.93(b)
    1.00        5.01        23,806       0.65            4.90             0.94
    1.00        4.80        18,717       0.65            4.68             0.92
    1.00        1.62        48,742       0.65+           4.85+            0.94+
    1.00        5.34        26,175       0.65            5.23             0.92
   $1.00        4.86%     $ 81,334       0.55%(b)        4.81%            0.79%(b)
    1.00        4.82        82,080       0.55(b)         4.72             0.93(b)
    1.00        5.12        77,060       0.55            5.00             0.84
    1.00        4.93        27,750       0.55            4.78             0.82
    1.00        1.66        62,617       0.55+           4.95+            0.84+
    1.00        5.45        27,079       0.55            5.33             0.82
   $1.00        4.86%     $    458       0.55%(b)        4.81%            0.69%(b)
    1.00        4.82            42       0.55(b)         4.72             0.83(b)
    1.00        5.12         3,369       0.55            5.00             0.84
    1.00        4.93         2,142       0.55            4.78             0.82
    1.00        1.66         1,731       0.55+           4.95+            0.84+
    1.00        5.44         4,414       0.55            5.33             0.82
   $1.00        4.60%     $ 17,939       0.80%(b)        4.56%            1.14%(b)
    1.00        4.56        43,430       0.80(b)         4.47             1.28(b)
    1.00        4.85         6,567       0.80            4.75             1.09
    1.00        4.63         7,860       0.80            4.53             1.07
    1.00        1.58             2       0.71+           4.79+            1.00+
    1.00        4.38             2       0.55+           5.33+            0.82+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                  DIVIDENDS
                                                                  VALUE         NET         FROM NET
                                                                BEGINNING    INVESTMENT    INVESTMENT
                                                                 OF YEAR       INCOME        INCOME
                                                                -------------------------------------
PRIME
PRIMARY A SHARES
Year ended 3/31/2000........................................      $1.00       $0.0522       $(0.0522)
Year ended 3/31/1999........................................       1.00        0.0521        (0.0521)
Year ended 3/31/1998........................................       1.00        0.0547        (0.0547)
Year ended 3/31/1997........................................       1.00        0.0520        (0.0520)
Period ended 3/31/1996(a)...................................       1.00        0.0468        (0.0468)
Year ended 5/31/1995........................................       1.00        0.0519        (0.0519)
PRIMARY B SHARES
Year ended 3/31/2000........................................      $1.00       $0.0497       $(0.0497)
Year ended 3/31/1999........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1998........................................       1.00        0.0522        (0.0522)
Year ended 3/31/1997........................................       1.00        0.0495        (0.0495)
Period ended 3/31/1996(a)...................................       1.00        0.0447        (0.0447)
Period ended 5/31/1995*.....................................       1.00        0.0474        (0.0474)
INVESTOR A SHARES
Year ended 3/31/2000........................................      $1.00       $0.0487       $(0.0487)
Year ended 3/31/1999........................................       1.00        0.0486        (0.0486)
Year ended 3/31/1998........................................       1.00        0.0512        (0.0512)
Year ended 3/31/1997........................................       1.00        0.0485        (0.0485)
Period ended 3/31/1996(a)...................................       1.00        0.0438        (0.0438)
Year ended 5/31/1995........................................       1.00        0.0475        (0.0475)
INVESTOR B SHARES
Year ended 3/31/2000........................................      $1.00       $0.0497       $(0.0497)
Year ended 3/31/1999........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1998........................................       1.00        0.0522        (0.0522)
Year ended 3/31/1997........................................       1.00        0.0495        (0.0495)
Period ended 3/31/1996(a)...................................       1.00        0.0447        (0.0447)
Year ended 5/31/1995........................................       1.00        0.0493        (0.0493)
INVESTOR C SHARES
Year ended 3/31/2000........................................      $1.00       $0.0497       $(0.0497)
Year ended 3/31/1999........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1998........................................       1.00        0.0522        (0.0522)
Year ended 3/31/1997........................................       1.00        0.0495        (0.0495)
Period ended 3/31/1996(a)...................................       1.00        0.0447        (0.0447)
Year ended 5/31/1995........................................       1.00        0.0493        (0.0493)
DAILY SHARES
Year ended 3/31/2000........................................      $1.00       $0.0472       $(0.0472)
Year ended 3/31/1999........................................       1.00        0.0471        (0.0471)
Year ended 3/31/1998........................................       1.00        0.0497        (0.0497)
Year ended 3/31/1997........................................       1.00        0.0470        (0.0470)
Period ended 3/31/1996(a)...................................       1.00        0.0439        (0.0439)
Period ended 5/31/1995*.....................................       1.00        0.0173        (0.0173)
MARSICO SHARES
Year ended 3/31/2000........................................      $1.00       $0.0497       $(0.0497)
Period ended 3/31/1999*.....................................       1.00        0.0080        (0.0080)

---------------

  * Prime Primary B, Daily and Marsico Shares commenced operations on June 16, 1994, February 9, 1995 and January 26, 1999, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     WITHOUT WAIVERS
                                                                     AND/OR EXPENSE
                                                                     REIMBURSEMENTS
                                                                     ---------------
                                       RATIO OF        RATIO OF         RATIO OF
                         NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
 NET ASSET                 END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
   VALUE       TOTAL        YEAR      AVERAGE NET   TO AVERAGE NET     AVERAGE NET
END OF YEAR   RETURN++     (000)        ASSETS          ASSETS           ASSETS
------------------------------------------------------------------------------------
   $1.00        5.34%    $2,742,001      0.30%(b)        5.21%            0.35%(b)
    1.00        5.34      3,153,372      0.30(b)         5.21             0.34(b)
    1.00        5.61      2,852,555      0.30            5.48             0.35
    1.00        5.34      2,533,688      0.30            5.21             0.35
    1.00        4.79      2,472,469      0.30+           5.62+            0.37+
    1.00        5.32      2,873,096      0.30            5.23             0.38
   $1.00        5.08%    $   83,730      0.55%(b)        4.96%            0.60%(b)
    1.00        5.08         81,649      0.55(b)         4.96             0.59(b)
    1.00        5.34          8,132      0.55            5.23             0.60
    1.00        5.05        184,021      0.55            4.96             0.60
    1.00        4.57         96,305      0.55+           5.27+            0.62+
    1.00        4.84        126,120      0.55+           4.98+            0.63+
   $1.00        4.98%    $  589,804      0.65%(b)        4.86%            0.70%(b)
    1.00        4.91        695,703      0.65(b)         4.86             0.69(b)
    1.00        5.24      1,706,692      0.65            5.13             0.70
    1.00        4.96      1,157,724      0.65            4.86             0.70
    1.00        4.48      1,099,490      0.65+           5.27+            0.72+
    1.00        4.85        698,358      0.75            4.78             0.83
   $1.00        5.08%    $  730,984      0.55%(b)        4.96%            0.70%(b)
    1.00        5.02        738,673      0.55(b)         4.96             0.69(b)
    1.00        5.34        844,367      0.55            5.23             0.60
    1.00        5.05        381,015      0.55            4.96             0.60
    1.00        4.57        358,646      0.55+           5.37+            0.62+
    1.00        5.03        216,973      0.56            4.97             0.64
   $1.00        5.08%    $    8,824      0.55%(b)        4.96%            0.60%(b)
    1.00        5.02         11,037      0.55(b)         4.96             0.59(b)
    1.00        5.34         96,149      0.55            5.23             0.60
    1.00        5.05         93,678      0.55            4.96             0.60
    1.00        4.57         74,822      0.55+           5.37+            0.62+
    1.00        5.03         53,451      0.56            4.97             0.64
   $1.00        4.82%    $1,234,026      0.80%(b)        4.71%            1.05%(b)
    1.00        4.75      2,718,028      0.80(b)         4.71             1.04(b)
    1.00        5.08         92,974      0.80            4.98             0.85
    1.00        4.80          9,010      0.80            4.71             0.85
    1.00        4.49             40      0.67+           5.25+            0.74+
    1.00        1.74              2      0.55+           4.98+            0.63+
   $1.00        5.08%    $   19,552      0.55%(b)        4.96%            0.60%(b)
    1.00        0.80         17,970      0.55+(b)        4.96+            0.59+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 2000, the Trust offered thirty-six separate portfolios and the Company offered seven separate portfolios. These financial statements pertain only to the money market portfolios of the Trust and the Company: Tax Exempt Fund, Treasury Fund, Government Money Market Fund and Prime Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Prime Fund also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or accretion premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees/Directors.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of a Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser and sub-adviser, under the oversight of the Board of Trustees/Directors, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Funds' investment adviser and sub-adviser have determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statements of net assets.

At March 31, 2000, the Treasury Fund had reverse repurchase agreements outstanding as follows:

Maturity Amount.........................  $363,519,798
Maturity Date...........................      04/03/00
Market Value of Assets Sold Under
  Agreements............................  $360,000,000

The average daily balance of reverse repurchase agreements outstanding for the Treasury Fund during the year ended March 31, 2000 was $337,438,251.

The proceeds received by the Treasury Fund under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the

NATIONS FUNDS
year ended March 31, 2000, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $489,747 and have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were realized or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under Federal income tax regulations. These reclassifications are due to different book and tax accounting for dividend reclassifications.

Reclassifications for the year ended March 31, 2000 were as follows:

                                                INCREASE/
                              UNDISTRIBUTED     (DECREASE)
                                   NET         ACCUMULATED
                               INVESTMENT      NET REALIZED
                                 INCOME        GAIN/(LOSS)
                                  (000)           (000)
                              -----------------------------
Tax Exempt..................       $51             $(51)

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust and the Company are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at a Fund's custodian. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash payments is presented in the Statement of cash flows for the Treasury Fund.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BAAI is currently entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.20% of each Fund's average daily net assets. Effective August 1, 1999, the maximum advisory fee payable by the Tax Exempt and Government Money Market Funds decreased by 0.20% of the Funds' average daily net assets. Effective August 1, 1999, the Treasury and Prime Funds advisory fee decreased to 0.20% from the prior annual rate of 0.25% of average daily net assets on combined net assets up to $250 million and 0.20% on combined net assets exceeding $250 million.

NATIONS FUNDS

Each of the Trust and the Company has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP") (formerly known as TradeStreet Investment Associates, Inc.), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust and the Company. Under the co-administration agreements, Stephens and BAAI are entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust and the Company pursuant to an agreement with BAAI. For the year ended March 31, 2000, Stephens and BAAI earned $6,405,077 and $1,097,510, respectively, from the Funds for their co-administration services.

BAAI and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 1999, BAAI and/or the sub-adviser and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2000 to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 0.30% of each Fund's average daily net assets. Prior to that date, BAAI and/or the sub-adviser and Stephens had voluntarily agreed to reimburse expenses and/or waive their fees to maintain these total expense limits.

BNY also serves as the custodian of the Trust's and the Company's assets. For the year ended March 31, 2000, expenses of the Treasury, Government Money Market and Prime Fund were reduced by $14,487 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Tax Exempt Fund does not participate in the expense offset arrangement.

Effective December 1, 1999, First Data Investor Services Group, Inc. ("First Data"), the transfer agent for the Funds' shares, was acquired by PFPC Inc. ("PFPC"). PFPC provides the same services as the transfer agent for the Funds' shares as were previously provided by First Data. Bank of America serves as the sub-transfer agent for the Primary A and B Shares of the Funds. For the year ended March 31, 2000, Bank of America earned approximately $16,426 for providing such services. Stephens also serves as distributor of the Funds' shares.

The Trust's and the Company's eligible Trustees/Directors, respectively, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Treasury Fund. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and the Company each have adopted shareholder servicing plans and distribution plans for the Investor A, Investor B, Investor C and Daily Shares of each Fund and a shareholder servicing plan for the Primary B and Marsico Shares of the Prime Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Boards of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

NATIONS FUNDS

At March 31, 2000, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                     CURRENT      PLAN
                                      RATE        LIMIT
                                     ------------------
Primary B, Investor A, Investor C,
  Daily and Marsico Shareholder
  Servicing Plans..................   0.25%       0.25%
Investor B Shareholder Servicing
  Plan.............................   0.25%*      0.35%
Investor A Distribution Plan.......   0.10%       0.10%
Investor B Distribution Plan.......   0.00%       0.10%
Daily Distribution Plan............   0.25%       0.45%

---------------

* Reflects a rate change effective September 1, 1999 from 0.20% for the Tax Exempt Fund.

4.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

At March 31, 2000, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 480,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value in good faith under procedures adopted by the Board of Trustees/Directors.

NATIONS FUNDS

TAX EXEMPT

                                                                                            FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE    VALUE      VALUE      OF NET        COST
                                                      ACQUISITION    3/31/00    PER UNIT   3/31/00     ASSETS      3/31/00
                      SECURITY                           DATE         (000)     3/31/00     (000)     3/31/00       (000)
----------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Texas Special
  Facilities Revenue, (Federal Express Project)
  Series 1999 PA-460, (Merrill Lynch Guarantee,
  Merrill Lynch SBPA),
  4.140% 04/01/21...................................   03/09/00      $30,530     $1.00     $30,530      1.3%       $30,530
Bexar County, Texas Housing Finance Corporation,
  Multi-Family Housing Revenue, Series 1998 PT-1041,
  AMT, (Merrill Lynch Guarantee, Merrill Lynch
  SBPA),
  4.110% 06/01/35...................................   06/26/99       10,190      1.00      10,190      0.4         10,190
Broward County, Florida Housing Finance Authority,
  Multi-Family Housing Revenue, (Harbour Town
  Projects) Series 1999 PT-1166, (Merrill Lynch
  Guarantee),
  4.090% 12/01/25...................................   07/01/99       11,790      1.00      11,790      0.5         11,790
South Carolina Jobs Economic Development Authority
  Revenue, P-Floats-PT328, (St. Francis
  Hospital - Bon Secours Project) Series 1999,
  (Merrill Lynch Guarantee, Merrill Lynch SBPA),
  4.110% 01/01/01...................................   02/03/00       20,000      1.00      20,000      0.8         20,000

TREASURY

                                                                                            FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE    VALUE      VALUE      OF NET        COST
                                                      ACQUISITION    3/31/00    PER UNIT   3/31/00     ASSETS      3/31/00
                      SECURITY                           DATE         (000)     3/31/00     (000)     3/31/00       (000)
----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Deutsche Bank Securities
  Inc.,
  5.920% 05/15/00...................................   03/15/00      $50,000     $1.00     $50,000      2.6%       $50,000
Repurchase Agreement with Lehman Brothers Inc.,
  5.960% 05/16/00...................................   03/23/00       75,000      1.00      75,000      4.0         75,000

PRIME

                                                                                            FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE    VALUE      VALUE      OF NET        COST
                                                      ACQUISITION    3/31/00    PER UNIT   3/31/00     ASSETS      3/31/00
                      SECURITY                           DATE         (000)     3/31/00     (000)     3/31/00       (000)
----------------------------------------------------------------------------------------------------------------------------
Anchor National Life Insurance Company:
  6.064% 04/01/00+++................................   12/01/98      $25,000     $1.00     $25,000      0.5%       $25,000
  6.410% 04/01/00+++................................   01/01/99       50,000      1.00      50,000      0.9         50,000
Commonwealth Life Insurance Company:
  6.400% 04/01/00+++................................   08/02/99       50,000      1.00      50,000      0.9         50,000
First Allmerica Financial Life Insurance Company:
  6.180% 05/24/00+++................................   08/24/99       50,000      1.00      50,000      0.9         50,000
Life Insurance Company of Georgia:
  6.104% 04/01/00+++................................   06/01/99       60,000      1.00      60,000      1.1         60,000
Monumental Life Insurance Company Inc.:
  6.100% 04/01/00+++................................   03/05/99       62,000      1.00      62,000      1.1         62,000
  6.100% 04/01/00+++................................   06/01/99       10,000      1.00      10,000      0.2         10,000
Monumental Security Life Insurance Company:
  6.100% 04/01/00+++................................   07/05/99       20,000      1.00      20,000      0.4         20,000
  6.130% 04/01/00+++................................   02/05/99       20,000      1.00      20,000      0.4         20,000
Sun America Life Insurance Company of America:
  6.094% 04/01/00+++................................   10/01/98       50,000      1.00      50,000      0.9         50,000
Travelers Life Insurance Company:
  5.973% 04/01/00+++................................   02/03/99       25,000      1.00      25,000      0.5         25,000

---------------

+++ Reset date

NATIONS FUNDS

The following securities of the Prime Fund are restricted as to resale; however, they are considered liquid due to the put feature which allows the Fund to put the security back to the issuer at par value within seven calendar days.

                                                                                            FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE    VALUE      VALUE      OF NET        COST
                                                      ACQUISITION    3/31/00    PER UNIT   3/31/00     ASSETS      3/31/00
                      SECURITY                           DATE         (000)     3/31/00     (000)     3/31/00       (000)
----------------------------------------------------------------------------------------------------------------------------
GE Financial Assurance/Life of Virginia:
  5.845% 04/07/00+++................................   03/01/99      $50,000     $1.00     $50,000      0.9%       $50,000
  5.911% 04/07/00+++................................   02/01/99       25,000      1.00      25,000      0.5         25,000
Metropolitan Life Insurance Company:
  6.130% 04/07/00+++................................   09/29/99       45,000      1.00      45,000      0.8         45,000
  6.130% 04/07/00+++................................   09/29/99       45,000      1.00      45,000      0.8         45,000

---------------

+++Reset date

6.  LINES OF CREDIT

The Trust and the Company each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement. For the year ended March 31, 2000, there were no borrowings by the Funds under the Agreement.

The Trust and the Company also participate with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged of which each Fund has agreed to pay its pro rata share. This fee is paid quarterly in arrears. Each participating Fund is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the year ended March 31, 2000, there were no borrowings by the Funds under the committed line of credit.

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2000, the Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                                              2002    2003    2004    2005    2006    2007    2008
                                                              (000)   (000)   (000)   (000)   (000)   (000)   (000)
-------------------------------------------------------------------------------------------------------------------
Treasury....................................................   $16    $ 26     $95    $ 31     $14     $9      $--
Government Money Market.....................................    --      58       2      --      --     --       --
Prime.......................................................    --     131      35     436      23     --       41

At March 31, 2000, the following Funds utilized capital losses during the year as follows:

                                                                 CAPITAL
                                                                  LOSSES
                                                                 UTILIZED
                            FUND                                  (000)
----------------------------------------------------------------------------
Government Money Market.....................................        $1

Under current tax law, capital losses realized after October 31, 1999 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2000, the Prime Fund elected to defer losses occurring between November 1, 1999 and March 31, 2000 in the amount of $901.

NATIONS FUNDS

8.  REORGANIZATIONS

On May 15, 1998, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Emerald Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund is presented in the Schedules of capital stock activity. Net assets as of the reorganization date were as follows:

                                                                            TOTAL NET ASSETS
                                     TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND
ACQUIRING                            OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION
   FUND          ACQUIRED FUND            (000)               (000)               (000)
---------------------------------------------------------------------------------------------
Tax Exempt  Emerald Tax-Exempt Fund     $  170,700         $2,426,697          $2,597,397
Treasury    Emerald Treasury Fund          875,235          2,468,080           3,343,315
Prime       Emerald Prime Fund           2,174,402          5,517,462           7,691,864

On June 19, 1998, the Tax Exempt Fund ("Acquiring Fund") acquired the assets of the Common Trust Municipal Temp Fund ("Acquired Fund"), a common trust fund managed by NationsBank, N.A., in a tax-free exchange for shares of the Acquiring Fund. The value of shares issued by the Acquiring Fund is presented in the Schedules of capital stock activity. Net assets as of the conversion date were as follows:

                                       TOTAL NET ASSETS
TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND
OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION
     (000)               (000)               (000)
--------------------------------------------------------
    $52,112           $2,597,973          $2,650,085

NATIONS FUNDS
  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS, DIRECTORS AND TRUSTEES OF NATIONS FUNDS

In our opinion, the accompanying statements of net assets, and the related statements of operations, of cash flows for Nations Treasury Fund and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Tax-Exempt Fund, Nations Treasury Fund, Nations Government Money Market Fund and Nations Prime Fund (portfolios of Nations Fund Trust or Nations Fund, Inc., hereafter referred to as the "Funds") at March 31, 2000, the results of each of their operations, the cash flows for Nations Treasury Fund, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
May 19, 2000

NATIONS FUNDS
  TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2000, all of the distributions made from investment income of Nations Tax Exempt Fund, are tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

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                                       53

                         P.O. Box 34602
                         Charlotte, NC 28254-4602
                         Toll free 1.800.321.7854
Nations Funds




MONEYAR (3/00)